Neuberger Berman Alternative and Multi-Asset Class Funds

CLASS A, CLASS C AND INSTITUTIONAL CLASS
Neuberger Berman Absolute Return Multi-Manager Fund
Class A—NABAX
Class C—NABCX
Institutional Class—NABIX

Prospectus February 28, 2014, as amended April 1, 2014

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
NEUBERGER BERMAN ALTERNATIVE AND MULTI-ASSET CLASS FUNDS
Fund Summary
Neuberger Berman Absolute Return Multi-Manager Fund	2
Descriptions of Certain Practices and Security Types	15
Additional Information about Principal Investment Risks	16
Information about Additional Potential Principal Investment Strategies	28
Information About Risks of Additional Potential Principal Investment Strategies	29
Information about Additional Risks	30
Descriptions of Indices	31
Management of the Fund	31
Financial Highlights	36
YOUR INVESTMENT
Choosing a Share Class	39
Maintaining Your Account	40
Share Prices	45
Privileges and Services	46
Sales Charges	46
Sales Charge Reductions and Waivers	48
Distributions and Taxes	49
Grandfathered Investors	51
Buying Shares – Grandfathered Investors	53
Selling Shares – Grandfathered Investors	54
Market Timing Policy	55
Portfolio Holdings Policy	55
Fund Structure	55

Fund Summary
Neuberger Berman Absolute Return Multi-Manager Fund
Class A Shares (NABAX), Class C Shares (NABCX), Institutional Class Shares (NABIX)

GOAL

The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 48 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees2	1.96	1.96	1.85
Distribution (12b-1) fees	0.25	1.00	None
Total other expenses	1.04	1.03	1.00
Other expenses	0.76	0.74	0.71
Dividend and interest expense relating to short sales	0.28	0.29	0.29
Acquired fund fees and expenses	0.04	0.04	0.04
Total annual operating expenses	3.29	4.03	2.89
Fee waiver and/or expense reimbursement	0.64	0.62	0.59
Total annual operating expenses after fee waiver and/or expense reimbursement3	2.65	3.41	2.30

Expense Example

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$828	$1,351	$2,027	$3,822
Class C (assuming redemption)	$444	$1,048	$1,901	$4,108
Class C (assuming no redemption)	$344	$1,048	$1,901	$4,108
Institutional Class	$233	$718	$1,358	$3,078

1
For Class A shares, a contingent deferred sales charge (CDSC) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

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2	“Management fees” have been restated to reflect current management fees.
3
Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 2.33%, 3.08% and 1.97% of average net assets, respectively. Each of these undertakings lasts until 10/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.33%, 3.08% and 1.97% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 421% of the average value of its portfolio when including securities that were sold short and 330% of the average value of its portfolio when excluding securities that were sold short.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by allocating its assets to multiple subadvisers that employ a variety of investment strategies. The Portfolio Managers at NB Alternative Investment Management LLC (“NBAIM” or the “Adviser”) are responsible for selecting each subadviser and for determining the amount of Fund assets to allocate to each subadviser. The Portfolio Managers allocate Fund assets to subadvisers whose strategy the Portfolio Managers believe, when combined to form a single portfolio, can provide attractive risk-adjusted returns over the long term.

The Portfolio Managers allocate Fund assets among subadvisers in an effort to provide for overall investment diversification with the aim of decreasing the Fund’s sensitivity to market fluctuations. The Portfolio Managers review a range of qualitative and quantitative factors when determining the allocations to subadvisers, including each subadviser’s investment style and historical performance, and the holdings in the subadviser’s allocated assets.

The investment strategies that the subadvisers will utilize involve the following types of investments: (i) equity securities of companies of any market capitalization throughout the world, which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts, real estate investment trusts (“REITs”) and other real estate companies (i.e., direct investments in companies) and exchange traded funds (“ETFs”); (ii) debt securities of governments and companies throughout the world, which may include debt securities of governments as well as their agencies and/or instrumentalities, below investment grade debt securities (commonly known as “junk bonds”) and convertible bonds; and (iii) foreign currencies.

The Fund also may use derivatives and primarily may use four categories of derivatives: (i) futures contracts based on indices, currencies and/or U.S. government bonds; (ii) swaps, such as credit default swaps, total return swaps and/or interest rate swaps (including constant maturity swaps); (iii) call and put options on securities and indices including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities and indices; and (iv) forward currency contracts. Any of these derivatives may be used in an effort to enhance returns or manage and/or adjust the risk profile of the Fund or the risk of individual positions, except that futures contracts on currencies and forward currency contracts will primarily be used for hedging purposes. A subadviser may choose not to hedge its positions.

The Portfolio Managers intend to allocate the Fund’s assets among the following strategies:

Equity Long/Short: This strategy takes long and short positions in equity securities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the subadviser believes the securities are likely to increase or decrease in value, respectively. Short positions involve selling a security the Fund does not own in anticipation that the security’s price will decline.The equity securities in which this strategy may invest include common stock, convertible securities, preferred stock, options, warrants, depositary receipts, REITs and ETFs. Some subadvisers

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may focus on certain sectors of the market. Additionally, it is currently anticipated that one subadviser will manage a long/short equity strategy that will focus on securities of Japanese companies and equity-linked securities based on Japanese indices.

..

Credit Long/Short: This strategy primarily involves taking long and short positions in fixed-income corporate securities that are typically below investment grade (commonly called “junk bonds”). Below investment grade securities are defined by the Fund as those debt securities that, at the time of investment, are rated BB or lower by Standard & Poor’s, Ba or lower by Moody’s Investors Service, or comparably rated by at least one independent credit rating agency or, if unrated, deemed by the subadvisers to be of comparable quality. The subadvisers will take long positions that it believes offer the potential for attractive returns and in the aggregate have the potential to outperform the market, as represented by an appropriate index. The subadvisers will take short positions that it believes in the aggregate have the potential to underperform the market, as represented by that same index. The subadvisers also may invest in a broad range of investments, including, but not limited to, common stock, preferred stock, convertible debt, loans (including collateralized loan obligations), loan participations, trade claims, non-U.S. securities, private placements and credit default swaps.

This strategy may also involve taking long and short positions in the debt of companies experiencing financial or operational difficulties of the sort that often lead to bankruptcies or corporate reorganizations. The debt securities of these companies generally trade at a substantial discount to par value, which may not always reflect a careful analysis of the companies’ assets or prospects. Subadvisers seek to take advantage of their experience in the bankruptcy process by attempting to take advantage of (1) incorrect valuations by investors between the current price and the subadvisers' estimate of the value of the debt, based in part on the subadvisers' involvement in the bankruptcy process, and (2) price disparities in relation to comparable securities.

Another type of credit long/short investing involves establishing long and/or short positions in different securities within a single company’s capital structure (e.g., long senior notes and short subordinated bonds). This type of investing is known as capital structure arbitrage and involves the determination by the subadvisers that the market is mispricing different classes of securities relative to one another, so the subadviser establishes a short position in the security thought to be overvalued and a long position in the security thought to be undervalued.

Asset-backed Securities: This strategy takes long and/or short positions in asset-backed securities, including principally those asset-backed securities backed by commercial and residential mortgages, a significant portion of which may be non-agency mortgage-backed securities. The subadviser may also invest in asset-backed securities backed by auto loans, credit card debt, student loans, corporate loans and other collateral. These securities may pay fixed or variable rates of interest. While the Fund will primarily invest in asset-backed securities listed, traded or dealt in developed markets, it may also invest in securities listed, traded or dealt in other countries, including emerging markets countries.

Event-Driven: These are a broad category of investment strategies based on announced or anticipated events or a series of events and on investing in the securities of companies that could be affected by the occurrence of such events. The types of Event Driven Strategies that the Fund will utilize are:

- Merger (Risk) Arbitrage: This strategy consists primarily of making investments that the subadviser expects will benefit from the successful completion of a merger or acquisition. The subadviser typically buys the stock of a target company after a merger is announced at a price slightly below the takeover price offered. A profit is made if and when the merger is completed at the offered price or higher. In addition, in stock swap mergers, the subadviser may sell or take a short position in the stock of the acquiring company either to reduce risk or on the theory that if and when the merger is completed, any difference between the price of the target company’s stock and the value of the acquiring company’s stock being exchanged for the target company’s stock will be eliminated. If the subadviser believes an announced or widely anticipated merger is unlikely to be completed, it may take the opposite positions. Most of the subadvisers invest only in announced transactions but some subadvisers may also invest in anticipation of transactions. It is currently anticipated that the subadvisers will invest in both announced transactions and in anticipation of transactions.

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- Equity Restructurings Long/Short: This strategy involves examining companies for the prospect of a variety of potential restructurings. The subadviser primarily takes either a long or a short position in equity securities of companies that are undergoing or have recently completed a restructuring. Typical restructurings may include: selling significant assets or portions of a business, entering new businesses, changes in management, significant changes in corporate policy and/or cost structure, such as altering compensation schemes, emergence from bankruptcy, companies undergoing significant changes due to regulatory changes and other corporate reorganizations, including mergers and acquisitions. Restructurings also may include: holding company arbitrage (i.e., attempting to take advantage of apparent disparities between the prices of a holding company’s stock and the prices of any listed companies it may hold), spin-offs, stub trades, recapitalizations and share buybacks. A subadviser may not focus on all types of restructurings and may focus only on certain types of restructurings.

The Adviser also may allocate the Fund’s assets to certain additional strategies in the future. For more information about these potential additional strategies, please see the section entitled “Information About Additional Potential Principal Investment Strategies.” There is no assurance that any or all of these additional strategies will be used in the future.

Based on the Portfolio Managers ongoing evaluation of the subadvisers, they may adjust allocations among subadvisers or make recommendations to the Fund’s Board of Trustees with respect to the hiring, termination or replacement of subadvisers. In recommending new subadvisers to the Fund’s Board of Trustees, the Portfolio Managers consider numerous factors, including, but not limited to, the subadviser’s investment style, the reputation of the subadviser, the depth and experience of its investment team, the demonstrated ability of the subadviser to implement its investment strategy, the consistency of past returns, and the subadviser’s policies and procedures to monitor and take into account risk.

The Adviser retains investment discretion to invest Fund assets directly and may do so for speculative or defensive purposes or in the event a subadviser is terminated and a new subadviser has not yet been hired. When the Portfolio Managers are making direct investments for the Fund they will invest primarily in ETFs and affiliated and unaffiliated registered investment companies but may also invest in individual equity and debt securities. The Portfolio Managers may also use put options including purchasing puts on security indices and put spreads on indices (i.e., buying and selling an equal number of puts on the same index with differing strike prices or expiration dates) and futures contracts based on indices for speculative or defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

In an effort to achieve its goal, several of the strategies utilized by the Fund will likely engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the equity and fixed income markets. The Fund’s use of short sales and derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

A subadviser may use strategies intended to protect against losses (i.e., hedged strategies), but there is no guarantee that such hedged strategies will be used or, if used, that they will protect against losses, perform better than non-hedged strategies or provide consistent returns.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including, but not limited to, the Adviser’s allocation decisions. There can be no guarantee that the Adviser or the subadvisers will be successful in their attempts to manage the risk exposure of the Fund.

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The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Market volatility may disrupt a subadviser’s investment program if it abruptly changes pricing relationships on which the subadviser was basing an arbitrage strategy. Similarly, it may disrupt event-driven strategies if abrupt changes cause the parties to alter or abandon the event on which a subadviser was basing its investment strategy.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales, at least theoretically, present unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value (NAV) since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund.

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When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Event-Driven Strategies Risk. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses. Certain events, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks because of the issuer’s financial fragility and the likelihood that its management has little experience with bankruptcy, and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. In general, event-driven strategies may fail if the subadviser is unable to obtain adequate information about the event or does not properly analyze the information available. The actions of other market participants may also disrupt the events on which the Fund’s strategy depends.

Multi-Manager Risk. Fund performance is dependent upon the success of the Adviser and the subadvisers in implementing the Fund’s investment strategies in pursuit of its goal. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to subadvisers and its selection and oversight of the subadvisers. The subadvisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Some subadvisers have little experience managing mutual funds which, unlike the hedge funds these managers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Arbitrage Strategies Risks. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse manner or in a manner not anticipated by the subadviser, in which case the Fund may realize losses.

Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus. Thus, the Fund might not benefit as much as funds following other strategies during periods of strong market performance. Also, the employment of hedging strategies, if any, in an attempt to mitigate risk may cause the Fund’s returns to be lower than if hedging had not been employed.

Special Situations Risk. The Fund’s use of event-driven and arbitrage strategies will cause it to invest in actual or anticipated special situations – i.e., acquisitions, spin-offs, reorganizations and liquidations, tender offers and bankruptcies. These transactions may not be completed as the subadviser anticipates or may take an excessive amount of time to be completed. They may also be completed on different terms than the subadviser anticipates, resulting in a loss to the Fund. Some special situations are sufficiently uncertain that the Fund may lose its entire investment in the situation.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund will likely be required to segregate assets to cover its obligations relating to its purchase of derivative instruments in a manner that satisfies contractual undertakings and regulatory requirements with respect to the derivatives. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise. Legislation adopted following the financial crisis requires new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

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Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s NAV. Derivative instruments, short positions, securities lending and when-issued securities that the Fund may use create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of any leverage will be successful and there is no specified limit on the amount that the Fund's investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. Government legislation or regulation could affect the use of derivatives and could limit the Fund’s ability to pursue its investment strategies.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser of the option at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in such companies.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently

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than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Japan Risk. Because an investment strategy used by a subadviser invests primarily in companies in Japan, the Fund’s performance may be closely tied to social, political, and economic conditions within Japan. The Japanese market can experience significant volatility due to exchange rates, social, political, regulatory, economic or environmental events and natural disasters, which may occur in Japan. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, and changes to fiscal, monetary, or trade policies, may adversely affect the Japanese markets. A significant portion of Japan’s trade is conducted with developing nations, almost all of which are in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risk. Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. In general, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. An increase in interest rates can impact other markets as well. For example, because investors may buy derivatives with borrowed money, an increase in interest rates can cause a decline in those markets. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before or after the market anticipates such payments, shortening or lengthening their duration. An increase in market interest rates would likely extend the effective duration of certain debt securities, thereby magnifying the effect of the rate increase on the securities’ price.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Loan Interests Risk. Loans generally are subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Loans may be difficult to value. There is a risk that the value of the collateral securing a loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights

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against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

Warrants and Rights Risk.Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration date since warrants and rights cease to have value if they are not exercised prior to their expiration date.The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Trade Claims Risk. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and are typically unsecured and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding.

Distressed Securities Risk. In certain periods, there may be little or no liquidity in the markets for distressed securities or other instruments. The prices of such securities may be subject to periods of abrupt and erratic market movements and above average price volatility and it may be more difficult to value such securities. The Fund may lose a substantial portion or all of its investment in distressed securities or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Risks of Collateralized Loan Obligations (“CLOs”). CLOs issue classes or “tranches” of securities that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the type of the underlying loans and the tranche of the CLO in which the Fund invests. In addition, CLOs carry risks including, but not limited to, interest rate risk, credit risk and default risk.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

10 Absolute Return Multi-Manager Fund

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investment in certain special situations.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund.

High Portfolio Turnover. Several of the strategies utilized by the Fund will likely engage in active and frequent trading and, as a result, the Fund may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

11 Absolute Return Multi-Manager Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional blended index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
9.85
Best quarter: Q1 '13, 3.17% Worst quarter: Q2 '13, 1.15%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/13*
	1 Year	Since Inception (5/15/2012)
Absolute Return Multi-Manager Fund
Institutional Class Return Before Taxes	9.85	6.79
Institutional Class Return After Taxes on Distributions	9.57	6.56
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.61	5.15
Class A Return Before Taxes	3.30	2.65
Class C Return Before Taxes	7.71	5.61
HFRX Absolute Return Index (reflects deductions for fees and expenses, but not taxes)	3.58	2.68
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	24.59
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02	0.14

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

12 Absolute Return Multi-Manager Fund

INVESTMENT MANAGER AND INVESTMENT ADVISER

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. NB Alternative Investment Management LLC (NBAIM) is the Fund’s investment adviser.

SUB-ADVISERS

The Fund utilizes the following subadvisers:

Subadviser	Investment Strategy
Cramer Rosenthal McGlynn, LLC	Global Equity Long/Short
GAMCO Asset Management Inc.	Merger Arbitrage
Good Hill Partners LP	Asset-backed Securities
Lazard Asset Management LLC	Global Equity Long/Short; and Japan Equity Long/Short
Levin Capital Strategies, L.P.	Event Driven
Loeb Arbitrage Management LP	Event Driven
MacKay Shields LLC	Credit Long/Short
SLS Management, LLC	Global Equity Restructurings Long/Short
Sound Point Capital Management, L.P.	Credit Long/Short
Visium Asset Management, LP	Event Driven

PORTFOLIO MANAGERS OF THE ADVISER

The Fund is co-managed by David Kupperman, Ph.D.(Managing Director of NBM and NBAIM), Jeff Majit (Managing Director of NBM and NBAIM), Fred Ingham (Managing Director of NBM and NBAIM), Ian Haas (Senior Vice President of NBM and NBAIM) and Eric Weinstein (Managing Director of NBM and NBAIM). Each of the Portfolio Managers has managed the Fund since its inception in 2012.

PORTFOLIO MANAGERS OF THE SUBADVISERS

Each of the Portfolio Managers of Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Levin Capital Strategies, L.P., MacKay Shields LLC, Sound Point Capital Management, L.P., and Visium Asset Management, LP has managed the Fund since the Fund’s inception in 2012. Each of the Portfolio Managers of Good Hill Partners LP, Loeb Arbitrage Management LP, and SLS Management, LLC has managed the Fund since 2013. With respect to the Portfolio Managers of Lazard Asset Management LLC, Jean-Daniel Malan and Matthew Bills have managed the Fund since June 2013 and April 2014, respectively.

Subadviser	Portfolio Managers of the Subadvisers
Cramer Rosenthal McGlynn, LLC	Jay Abramson, CEO and Chief Investment Officer
GAMCO Asset Management Inc.	Mario J. Gabelli, CEO and Chief Investment Officer
Good Hill Partners LP	Franklin J. Collins IV, Co-Chief Investment Officer and Managing Partner Brant Brooks, Co-Chief Investment Officer and Partner
Lazard Asset Management LLC	Jean-Daniel Malan, Director, Portfolio Manager/Analyst (Global Equity Long/Short) Matthew Bills, Director, Portfolio Manager/Analyst (Japan Equity Long/Short)
Levin Capital Strategies, L.P.	Samuel Hendel, Portfolio Manager John A. Levin, Portfolio Manager
Loeb Arbitrage Management LP	Gideon King, Chief Executive Officer and Chief Investment Officer Blaine Marder, Managing Director Adam Weingarten, Director Brian Anderson, Director Brian Gottlieb, Director Coleman Kennedy, Director

13 Absolute Return Multi-Manager Fund

Subadviser	Portfolio Managers of the Subadvisers
MacKay Shields LLC	Dan Roberts, Senior Managing Director Lou Cohen, Managing Director Michael Kimble, Managing Director Taylor Wagenseil, Managing Director
SLS Management, LLC	Scott Swid, Portfolio Manager, Managing Member and Senior Securities Analyst
Sound Point Capital Management, L.P.	Stephen Ketchum, Managing Partner
Visium Asset Management, LP	Francis Gallagher, Portfolio Manager Peter Drippé, Portfolio Manager

BUYING AND SELLING SHARES

You may purchase, redeem (sell) or exchange shares of the Fund on any day the New York Stock Exchange is open, at the Fund's net asset value per share next determined after your order is received in proper form, subject to any applicable sales charge. Shares of the Fund generally are available only through certain investment providers, such as banks, brokerage firms, workplace retirement programs, and financial advisers. Contact any investment provider authorized to sell the Fund's shares. See “Maintaining Your Account” in the prospectus for eligibility requirements for purchases of Institutional Class shares.

For certain investors, Class A and Class C shares of the Fund are also available directly from NBM by regular, first class mail (Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403), by express delivery, registered mail, or certified mail (Neuberger Berman Funds, c/o State Street Bank and Trust Company, 30 Dan Road, Canton, MA 02021), or by wire, fax, telephone, exchange, or systematic investment or withdrawal (call 800-877-9700 for instructions). See “Maintaining Your Account” and “Grandfathered Investors” in the prospectus for eligibility requirements for direct purchases of Class A and Class C shares and for instructions on buying and redeeming (selling) shares directly.

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes distributions of ordinary income or net capital gains to you. Although those distributions generally are not taxable to a tax-exempt investor, withdrawals from certain retirement plans and accounts generally are subject to federal income tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

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Descriptions of Certain Practices and Security Types

Derivative Instruments. Derivative instruments are generally financial contracts with a value that is derived from an underlying asset, reference rate, index or event. These instruments may relate to commodities, stocks, bonds, credit, interest rates, currencies or currency exchange rates and related indices. Derivative instruments may also contain leverage to magnify the exposure to the underlying investment. Derivatives may be traded on organized exchanges and/or clearing organizations, or in private transactions with other parties in the over the counter (“OTC”) market with a single dealer or a prime broker acting as an intermediary with respect to an executing dealer. Derivative instruments may be used for non-hedging and hedging purposes.

Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. Swap agreements have typically been OTC instruments. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps.

Credit Default Swaps. In a credit default swap (“CDS”), one party pays the other for, in essence, protection against certain designated credit events that decrease the value of one or more underlying reference obligations. The “buyer” of protection under the CDS is obligated to pay the “seller” a periodic stream of payments over the term of the swap in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation, typically a bond. A credit event generally means a bankruptcy, failure to pay, a moratorium (with respect to sovereign underliers), obligation acceleration or restructuring. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which typically is the “par value” of the reference obligation (i.e., full notional value less the recovery rate, which is an estimate of the amount that would be recovered from the reference obligation when the default occurs). The contingent payment may be a cash settlement or physical delivery of the reference obligation in return for payment of the face amount of the obligation. The underlying assets may or may not be owned by a party to the CDS.

Total Return Swaps. Total return swaps (“TRSs”) are contracts in which one party, the total return payer, agrees to make payments during a specified period of the total return of the underlying asset(s), which the parties designate as the underlier of the TRS. The underlier may include securities, baskets of securities, or securities indices. The total return payer makes those payments to the total return receiver in return for receiving a fee for the TRS which is equal to a fixed or floating rate of interest and, typically, a LIBOR-based spread (or the total return from another designated underlying asset(s)). The total return receiver is obligated to pay that fee, plus any spread, in addition to any depreciation on the underlier. The underlying assets may or may not be owned by a party to the TRS.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Some of these swaps are still effectuated in the OTC market as of the date of this prospectus, however, the U.S. Commodity Futures Trading Commission (“CFTC”) requires that some interest rate swaps be centrally cleared by a clearing organization and traded on a swap exchange facility. This process requires the Fund to enter into clearing documentation and post initial and maintenance margin. Constant maturity swaps are a variation of the regular interest rate swap. In a constant maturity swap, the floating interest rate is reset periodically according to the fixed maturity market rate of a product with a duration extending beyond that of the swap’s reset period.

Futures. A futures contract is a standardized agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. “Margin” with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes in an adverse way, the Fund may be required to post additional margin.

Forward Foreign Currency Contracts. Contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price are referred to as “forward contracts.” The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. While prepaid forwards entail the upfront payment by the purchasing party, most forwards call for payment at some later date. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

Covered Call Options. Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. The purpose of writing call options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income.

Put Options. Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. The purpose of writing put options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income.

Short Sales. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Lower-Rated Debt Securities. Lower-rated debt securities (commonly known as “junk bonds”) typically offer investors higher yields than other fixed income securities. The higher yields are usually justified by the weaker credit profiles of these issuers as compared to investment grade issuers. Lower-rated debt securities include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental entities, including bonds, debentures and notes, loan interests and preferred stocks that have priority over any other class of stock of the entity as to the distribution of assets or the payment of dividends. A lower-rated debt security itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.

Additional Information about Principal Investment Risks

This section provides additional information about the Fund’s principal investment risks described in the Fund Summary section.

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly, and sometimes rapidly, in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values, public perceptions concerning these developments, and adverse investor sentiment. Changes in the financial condition of a single issuer can impact a market as a whole. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Market volatility may disrupt a subadviser’s investment program if it abruptly changes pricing relationships on which the subadviser was basing an arbitrage strategy. Similarly, it may disrupt event-driven strategies if abrupt changes cause the parties to alter or abandon the event on which a subadviser was basing its investment strategy. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks and the Fund may not be able to liquidate a position when the Adviser or a subadviser believes it to be appropriate.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Short sales, at least theoretically, present unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s NAV since it increases the exposure of the Fund to the market and may increase losses and the volatility of returns.

The Fund may not always be able to close out a short position at a favorable time or price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss for the Fund.

When the Fund is selling securities short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions), or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Event-Driven Strategies Risk. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses. Furthermore, an event, such as a pending restructuring or spin-off, may be renegotiated, terminated or involve a longer time frame than originally contemplated, in which case the Fund may experience losses. In addition, certain events, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks because of the issuer’s financial fragility and the likelihood that its management has little experience with bankruptcy, and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain situations. In general, event-driven strategies may fail if the subadviser is unable to obtain adequate information about the event or does not properly analyze the information available. The actions of other market participants may also disrupt the events on which the Fund’s strategy depends.

Multi-Manager Risk. Fund performance is dependent upon the success of the Adviser and the subadvisers in implementing the Fund’s investment strategy in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets to subadvisers and its selection and oversight of the subadvisers. The subadvisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. A subadviser’s strategy may be out of favor at any time. In addition, because each subadviser makes its trading decisions independently, it is possible that the subadvisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result. Some subadvisers have little experience managing registered investment companies which, unlike the hedge funds these subadvisers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments or operations.

Arbitrage Strategies Risks. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse manner or in a manner not anticipated by the subadviser, in which case the Fund may realize losses.

Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus. Thus, the Fund might not benefit as much as funds following other strategies during periods of strong market performance. Also, the employment of hedging strategies, if any, to mitigate risk may cause the Fund’s returns to be lower than if hedging had not been employed. Investment strategies and subadvisers whose performance has historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times. During these circumstances, absolute return strategies may cease to function as anticipated.

Special Situations Risk. The Fund’s use of event-driven and arbitrage strategies will cause it to invest in actual or anticipated special situations – i.e., acquisitions, spin-offs, reorganizations and liquidations, tender offers and bankruptcies. These transactions may not be completed as the subadviser anticipates or may take an excessive amount of time to be completed. They may also be completed on different terms than the subadviser anticipates, resulting in a loss to the Fund. Some special situations are sufficiently uncertain that the Fund may lose its entire investment in the situation.

Derivatives Risk. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, indexes or events. The Fund’s use of derivatives involves risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund’s Adviser or subadviser. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that might be beneficial.

The Fund may be required to enter into derivatives transactions via exchanges and clearing organizations. Because the Fund is not a member of a clearing organization, if the Fund is required by the Securities and Exchange Commission (“SEC”) or the CFTC to centrally clear a derivative, the Fund would need to enter into clearing documentation with a member of a clearing organization, a process that would introduce counterparty risk to the Fund, which is described in greater detail below. While unlikely, the Fund would also be exposed to the risk that a clearing organization could experience financial difficulty that would result in losses to the Fund in the event that the prudential measures taken by the clearing organization are insufficient.

The Fund will likely be required to segregate assets to cover its obligations relating to its purchase of derivative instruments in a manner that satisfies contractual undertakings and regulatory requirements with respect to the derivatives. The Fund will set aside liquid assets in an amount equal to the Fund’s daily marked-to-market obligation under futures contracts that are contractually required to cash settle. For futures contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a futures contract at the time of valuation) while the positions are open. By setting aside assets equal to only its obligations under cash-settled futures contracts, the Fund may use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts, which may create an effect on the Fund similar to leverage.

Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold. This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer willing to purchase the futures contract that the Fund needs to sell at that limit price (or sell the futures contract that the Fund needs to buy).

Forward Foreign Currency Contracts. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Manager’s expectations may produce significant losses to the Fund. At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

Credit Default Swaps. The Fund may be either the buyer or seller in a CDS. If the Fund is a buyer and no credit event occurs, the Fund would lose its investment (or premium) and recover nothing. If a credit event occurs, however, the buyer typically receives full notional value less the recovery rate for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs and the Fund is the seller, it would be required to pay the buyer the full notional value less the recovery rate of the reference obligation, which is an estimate of the amount that would be recovered from the reference obligation when the default occurs. The CDS industry has streamlined the settlement of CDS upon the occurrence of a credit event using an auction mechanism. Although this has streamlined the settlement of CDS, this has also had the effect of reducing, but not eliminating altogether, the recovery rate with respect to a reference obligation following a credit event.

Total Return Swaps. TRSs may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. TRSs may effectively add leverage to the Fund’s portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If the Fund is the total return receiver in a TRS, then the credit risk for an underlying asset is transferred to the Fund in exchange for its receipt of the return (appreciation) on that asset. If the Fund is the total return payer, it is hedging the downside risk of an underlying asset but it is obligated to pay the amount of any appreciation on that asset.

Interest Rate Swaps. The Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If long-term interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. The Fund may also enter into constant maturity swaps, which are a variation of the regular interest rate swap. Constant maturity swaps are exposed to changes in long-term interest rate movements.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. While the Fund’s use of these instruments may reduce certain risks associated with owning its portfolio securities, these instruments themselves involve certain other risks. If the subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period.

When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security. If the price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Counterparty Risk. There are two separate categories of counterparty risk that arise out of the Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market introduces counterparty risk, which is the risk that (a) the dealer providing the derivative or other product will fail to timely perform its payment and other obligations, completely breach its performance obligations or experience financial difficulties, which may include filing for bankruptcy; and (b) the dealer will dispose of Fund collateral that the Fund posted to secure its OTC positions with the defaulting swaps dealer. Therefore, to the extent that the Fund engages in trading in OTC markets, the Fund could be exposed to greater risk of loss through default than if it confined its trading to regulated exchanges. The second category of risk exists at and from the time that the Fund enters into a contractual arrangement with its FCM to bring about the settlement and clearing of futures contracts. The FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to futures positions.

Recent Changes in the Law Governing Derivatives. Recent legislation requires the SEC and the CFTC to establish new rules governing the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In addition to other changes, these rules are expected to provide for central clearing of additional derivatives that in the past were exclusively traded OTC, and may increase costs and margin requirements but are expected to reduce certain counterparty risks.

Leverage Risk. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. Leverage amplifies changes in the Fund’s NAV. The Fund’s use of when-issued and delayed-delivery securities, derivative instruments, short positions and securities lending creates leverage and can result in losses to the Fund that exceed the amount originally invested. There is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets. Because of leverage, the Fund’s investment exposure may exceed the Fund’s net assets by a significant amount.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder.

Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops making interest or principal payments, convertible securities may become worthless and a Fund could lose its entire investment. Because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Fund invests in convertible securities, it will often be subject to the risks of investing in these companies.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets, or those in a particular region, may all react in similar fashion to important economic or political developments. Securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to conditions in foreign countries.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging markets countries may also have less developed legal and accounting systems. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if the subadviser invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Japan Risk. Because an investment strategy used by a subadviser invests primarily in companies in Japan, the Fund’s performance may be closely tied to social, political, and economic conditions within Japan.

The economy, industries, and securities and currency markets of Japan may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, and regional and global conflicts.

As an export-driven economy, the economy of Japan is affected by developments in the economies of its principal trading partners. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and Japan can be affected by conditions in these other countries and currency fluctuations. The volume of Japanese exports, has caused trade tensions with its trading partners in the past. Any developments that adversely impact Japan’s exports may adversely affect the Japanese markets.

Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar.

Currency Risk. To the extent that the Fund invests in securities or other investments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risks. Non-U.S. currency forward contracts, futures contracts or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the forward contract counterparty may result in a loss to the Fund of the value of unrealized profits on the contract. There are no limitations on daily price movements of forward contracts. The imposition of credit controls by governmental authorities might limit the level of such forward trading to less than that which the Portfolio Manager or a subadviser would otherwise recommend, to the possible detriment of the Fund. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts. Banks are not required to continue to make markets in currencies. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and that at which it is prepared to sell).

Interest Rate Risk. In general, the value of the Fund’s investments with interest rate risk, such as fixed income securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities will likely decline. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the overall duration of the portion of the Fund invested in fixed income securities. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities. An increase in interest rates can impact other markets as well. For example, because investors may buy derivatives with borrowed money, an increase in interest rates can cause a decline in those markets. Interest rates have been unusually low in recent years, partly because of U.S. government policies, which may be under reconsideration.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to make interest and/or principal payments when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Entities providing credit or liquidity support also can be affected by these types of changes.

In the wake of the financial crisis, some credit rating agencies have begun applying more stringent criteria, with the result that some securities are being downgraded. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In addition, a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, and may carry higher transaction costs. Lower-rated debt securities are considered to be by the major rating agencies predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated debt securities are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity. The market value of these securities can be volatile. Ratings of a security may not accurately reflect the actual credit risk associated with such a security. Historically, lower-rated debt securities have shown less sensitivity to changes in market interest rates than higher-rated debt securities, which has made them useful as a hedge against inflation. There can be no assurance that such a pattern will repeat itself in the future.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, a Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Call Risk. Some debt securities in which the Fund may invest, referred to as “callable securities,” allow the issuer to repay them early.When interest rates are low, issuers will often repay the obligation underlying a “callable security” early. Therefore, the extent that the Fund holds callable securities and the issuers repay the obligations underlying the securities early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Loan Interests Risk. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan interests in secondary markets. As a result, the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Market bids may be unavailable for loans from time to time, and the Fund may find it difficult to establish a fair value for loans held by it.

Senior secured loans are secured by collateral and generally are subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund.

In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan. In addition, the Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the lender may be unwilling or unable to do so. In such a case, the Fund likely would not have any rights against the borrower directly. Many banks have been weakened by the recent financial crisis and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws.

Loans in which the Fund may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, bank loan interests may be unrated, and the Fund’s Portfolio Managers or subadvisers may be required to rely exclusively on their analysis of the borrower in determining whether to acquire, or to continue to hold, a loan.

Warrants and Rights Risk.Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration date since warrants and rights cease to have value if they are not exercised prior to their expiration date.The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Trade Claims Risks. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. Trade claims may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws.

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although the Fund’s Portfolio Managers or subadvisers endeavor to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if the Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other instruments in the same level in a company’s capital structure.

Distressed Securities Risk. The Fund may invest in distressed securities, including loans, bonds and notes, many of which are not publicly traded and that may involve a substantial degree of risk. Distressed securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities or other instruments. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may be changing rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Risks of Collateralized Loan Obligations (“CLOs”). The Fund may invest in CLOs, which are trusts or other special purpose entities that are backed by a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans.

CLOs issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the type of the underlying loans and the tranche of the CLO in which the Fund invests. In addition, CLOs carry risks including, but not limited to, interest rate risk, credit risk and default risk.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment.

In recent years, credit rating agencies have shown some concern about whether the U.S. government has the political will necessary to service all of its outstanding and expected future debt, and some have adjusted their ratings or outlook for U.S. government debt accordingly. These developments, and the factors underlying them, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country's ability to access the debt markets on favorable terms. In addition, these developments could create broader financial turmoil and uncertainty, which could increase volatility in both stock and bond markets. These events could result in significant adverse impacts on issuers of securities held by the Fund.

REITs and Other Real Estate Companies Risk.To the extent the Fund invests in REITs and other real estate companies, its performance will be affected by the performance of the real estate markets and subject to its risks. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Most Equity REITs receive a flow of income from property rentals which after covering their expenses, they pay to their shareholders in the form of dividends. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend.

REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

ETF Risk. An ETF, which is an investment company, may trade in the secondary market at prices below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not fully replicate the performance of its benchmark index because of, for example, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index.

Other Investment Company Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies. Through its investment in other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses. Also, an investor in the Fund may receive taxable gains from portfolio transactions by the underlying investment company, as well as taxable gains from transactions in shares of the investment company by the Fund.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time. Judgment plays a greater role in pricing these investments than it does in pricing investments having more active markets, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investments in certain special situations.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to the Fund.

The SEC has adopted Rule 144A, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager may determine that certain securities qualified for trading under Rule 144A are liquid.

Where registration of a security is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it desired to sell. The risk that securities may not be sold for the price at which the Fund is carrying them is greater with respect to restricted securities than it is with respect to registered securities.

High Portfolio Turnover. Several of the strategies utilized by the Fund will likely engage in active and frequent trading and, as a result, the Fund may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate. With a high portfolio turnover rate, it is possible that the Fund may distribute sizable capital gain distributions to shareholders, regardless of the Fund’s performance.

Risk Management. Management undertakes certain analyses with the intention of identifying particular types of risks and reducing the Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate the Fund’s exposure to such events; at best, it can only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While the prospectus describes material risk factors associated with the Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Portfolio Managers will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. In addition, redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities may result in decreased liquidity and increased volatility in the fixed income markets.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. In particular, the impact of U.S. financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Potential Principal Investment Strategies

The Portfolio Managers currently intend to allocate the Fund’s assets among one or more of the following additional strategies in the future if a subadviser is selected for a strategy:

Managed Futures: This strategy involves investing in a combination of derivative instruments and fixed income securities, seeking absolute (positive) returns with limited correlation to the broad equity markets. The subadviser will primarily use the following derivative instruments: futures, forward contracts and options based on commodities, currencies, fixed income securities, and equities.

Global Macro Investing: This strategy involves a top-down global approach to investing. The subadviser will typically take long and short positions across various U.S. and foreign markets, sectors and companies in an effort to benefit from those investments which the subadviser believes have the highest probability for success (long positions) and those that have the highest probability for decline (short positions). The subadviser seeks to identify such opportunities by applying fundamental macro-economic theory to consider and analyze the economic and political environments in countries and/or regions around the world. Specifically, the subadviser will consider factors such as interest rate levels, monetary and fiscal policy, currency exchange rates, unemployment levels, GDP and geopolitical events and their effect on the economy of the country, region or the world.

Equity Market Neutral: This strategy takes long and short positions in equity securities in an attempt to generate an absolute return while seeking to minimize exposure to the risks of the general market. The subadviser will employ either a fundamental approach, relying on earnings and other financial data to pick long and short positions, or a model-driven approach, selecting long and short positions based on technical (i.e., market price movements) as well as fundamental factors. Holding periods for positions vary across subadvisers and can be as short as a day, which would result in high portfolio turnover.

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Both the Managed Futures and Global Macro Investing strategies may seek to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly-owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”). The Portfolio Managers would invest in the subsidiary only if they determined to allocate some of the Fund’s assets to the Managed Futures or Global Macro Investing strategy.

The Fund would invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the U.S. Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies.” If the Fund does so, the Fund must maintain no more than 25% of its total assets in the Subsidiary at the end of every quarter of its taxable year.

The Subsidiary would be overseen by its own board of directors. However, the Fund’s Board of Trustees would maintain oversight responsibility for investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The Manager would be responsible for the Subsidiary’s day-to-day business pursuant to the investment management agreement between the Fund and the Manager, and the Adviser would select the Subsidiary’s investments pursuant to the investment advisory agreement with the Manager, including the retention of subadvisers to manage the Subsidiary’s assets. Under these agreements, the Manager, Adviser and subadvisers would provide the Subsidiary with the same type of management, advisory and subadvisory services, under the same terms, as are provided to the Fund.

In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures, the Manager and Adviser would treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. The Manager and Adviser would also treat the assets of the Subsidiary generally as if the assets were held directly by the Fund with respect to its adherence to the Fund’s investment policies and restrictions.

The Subsidiary would also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund currently expects that the expenses borne by the Subsidiary would not be material in relation to the value of the Fund’s assets.

Please refer to the Statement of Additional Information for additional information about the potential organization and management of the Subsidiary.

Information About Risks of Additional Potential Principal Investment Strategies

In addition to the risks described under the section “Principal Investment Risks,” the additional potential principal investment strategies are subject to these additional risks.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The frequency, duration and magnitude of such changes cannot be predicted. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Because the Fund’s and the Subsidiary’s performance would be linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Tax Risk. To qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”) and receive “modified pass-through” tax treatment, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Although qualifying income does not include income derived directly from commodities, including certain commodity-linked derivative instruments, the Internal Revenue Service (“Service”) has issued a large number of private letter rulings (which the Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly-owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is such “qualifying income.” The Service suspended the issuance of those rulings in July 2011. The Fund would seek to obtain an opinion of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income.

The tax treatment of income from commodity-related investments and of the Fund’s income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes. If the Service were to change its ruling position and concluded that the Fund’s income from the Subsidiary would not be qualifying income, the Fund would be unable to qualify as a RIC for one or more taxable years. If the Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense. If, on the other hand, the Fund failed to so qualify for any taxable year, and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from current or accumulated earnings and profits would be taxable to them as dividend income.  In that event, the Fund may not utilize all the potential additional investment strategies.

Subsidiary Risk. By investing in the Subsidiary, the Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked derivative instruments and other investments held by the Subsidiary would be similar to those that are permitted to be held by the Fund and thus, would be subject to the same risks whether they were held by the Fund or the Subsidiary. There could be no assurance that the investment objective of the Subsidiary would be achieved. The Subsidiary would not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, would not be subject to all the investor protections of the 1940 Act. However, the Fund would wholly own and control the Subsidiary, and the investment manager of both the Fund and the Subsidiary would be Neuberger Berman Management LLC and the investment adviser of both the Fund and the Subsidiary would be NB Alternative Investment Management LLC, making it unlikely that the Subsidiary would take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees would maintain oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, Neuberger Berman Management LLC would treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund is and the Subsidiary would be organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Fund’s performance.

Under recent CFTC rule amendments, the Fund would need to comply with certain disclosure and operational regulations governing commodity pools, which would increase the Fund’s regulatory compliance costs. To the extent additional regulations are adopted, the Fund may not be able to utilize all the potential additional investment strategies.

Information about Additional Risks

The Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that the Fund engages in borrowing or securities lending, it will be subject to the additional risks associated with these practices.

Borrowing or securities lending would create investment leverage, meaning that certain gains or losses would be amplified, increasing share price movements. With respect to borrowing, the Fund may borrow money to obtain the collateral needed to borrow a security in order to effect a short sale of that security. The cost to the Fund of borrowing may exceed the profits attained on any such shorts positions. Similarly, the Fund may lend securities and use the collateral obtained from the securities loans as the collateral necessary to borrow a security on which the Fund is taking a short position. Securities lending involves some risk of loss of the Fund’s rights in the collateral should the borrower fail financially.

In addition, the Fund may be an investment option for a Neuberger Berman mutual fund that is managed as a “fund of funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

When the Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities and the Fund may not achieve its goal. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

Please see the Statement of Additional Information for more information.

Descriptions of Indices

The HFRX Absolute Return Index is an equal-weighted net-of-fee total return average of hedge funds designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. Constituent funds must meet the following criteria: report monthly returns net of all fees; be denominated in USD; be active and accepting new investments; have a minimum 24 months track record; and the fund’s manager must have at least $50 million in assets under management. Funds are screened based on self-reported strategies, and verified using statistical techniques.

The S&P 500 Index is an unmanaged index of U.S. large-cap stocks.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment grade bond market. It is comprised of the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including securities that are of investment-grade quality (Baa3/BBB- or higher) or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Management of the Fund

Investment Manager and Investment Adviser

Neuberger Berman Management LLC (the “Manager” or “NBM”), located at 605 Third Avenue, 2nd Floor, New York, NY 10158, is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for providing investment advisory services to the Fund. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages NBAIM (“Adviser”), located at 605 Third Avenue, 22nd Floor, New York, NY 10158, as investment adviser to choose the Fund’s investments and handle its day-to-day business, including the oversight of the subadvisers’ investment activities. As investment manager, the Manager is responsible for overseeing the activities of the Adviser. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for managing the Fund in accordance with its investment objective and policies using the multi-strategy and multi-manager approach discussed in the “Principal Investment Strategies” section of this Prospectus, and making recommendations to the Board of Trustees with respect to the hiring, termination or replacement of the Fund’s subadvisers. Together, the Neuberger Berman affiliates manage approximately $242 billion in total assets (as of 12/31/2013) and continue an asset management history that began in 1939.

The Fund pays the Manager a fee at the annual rate of 1.700% of the first $250 million of the Fund's average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.600% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion for investment management services. Each of Class A, Class C and Institutional Class of the Fund pays the Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of the Fund's average daily net assets allocable to the class for administrative services provided to the class.

Prior to February 28, 2013, the Fund paid the Manager a fee at the annual rate of 2.000% of the first $250 million of the Fund's average daily net assets, 1.975% of the next $250 million, 1.950% of the next $250 million, 1.925% of the next $250 million, 1.900% of the next $500 million, 1.875% of the next $2.5 billion, and 1.850% of average daily net assets in excess of $4 billion for investment management services.

For the period ended 10/31/2013, the management/administration fees paid to the Manager were 1.97%, 1.97% and 1.89%, respectively, of average net assets for Class A, Class C and Institutional Class.

A discussion regarding the basis for the approval of the Fund’s investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s annual report dated October 2013.

Portfolio Managers of the Adviser

David Kupperman, Ph.D., is a Managing Director of NBM and NBAIM. Prior to joining the firm in 2011, he was a partner and member of the investment committee at another asset management firm that focused on alternative investing and managing fund-of-hedge funds.

Jeff Majit, CFA, is a Managing Director of NBM and NBAIM. He has been a Portfolio Manager with the firm since 2000.

Ian Haas, CFA, is a Senior Vice President of NBM and NBAIM. He has been a Portfolio Manager with the firm since 2000.

Fred Ingham, ACA, CFA, is a Managing Director of NBM and NBAIM. He has been a Portfolio Manager with the firm since 2005.

Eric Weinstein, is a Managing Director of NBM and NBAIM. He joined the firm in 2002.

Each of the Portfolio Managers has managed the Fund since its inception in 2012. The Fund is co-managed by David Kupperman, Ph.D. (Managing Director of NBM and NBAIM) Jeffrey Majit (Managing Director of NBM and NBAIM), Ian Haas (Senior Vice President of NBM and NBAIM), Fred Ingham (Managing Director of NBM and NBAIM), and Eric Weinstein (Managing Director of NBM and NBAIM).

Messrs. Kupperman and Majit, are primarily responsible for the day-to-day monitoring, allocations to and oversight of the subadvisers. Messrs. Kupperman and Majit are also primarily responsible for security selection when the Adviser invests the Fund’s assets directly.

Messrs. Kupperman, Majit, Haas, Ingham, and Weinstein are collectively responsible for analysis of investment strategies, including strategies to be added to the Fund and searches for and research on new potential subadvisers.

Please see the Statement of Additional Information for additional information about the compensation of each Portfolio Manager of the Adviser, other accounts managed by each Portfolio Manager of the Adviser, and the ownership of shares in the Fund for each Portfolio Manager of the Adviser.

Subadvisers

The Manager and Adviser engage Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Good Hill Partners LP, Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, Mackay Shields LLC, SLS Management, LLC, Sound Point Capital Management, L.P.,  and Visium Asset Management, LP as subadvisers to provide investment management services. The Manager compensates the subadvisers out of the investment advisory fees it receives from the Fund. Each subadviser makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Manager and Adviser. The Adviser oversees the subadvisers for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors each subadviser’s adherence to its investment style. The Board of Trustees oversees the Manager, Adviser and the subadvisers, approves procedures that the Manager and Adviser must follow in their oversight of the subadvisers, and oversees the hiring, termination and replacement of subadvisers recommended by the Adviser.

Cramer Rosenthal McGlynn, LLC (“Cramer Rosenthal McGlynn”), located at 520 Madison Avenue, 20th Floor, New York, NY 10022, manages the assets allocated to the global equity long/short strategy. Cramer Rosenthal McGlynn, founded in 1973, provides investment advisory services for mutual funds, hedge funds and other products. As of December 31, 2013, Cramer Rosenthal McGlynn managed approximately $14.6 billion in total assets.

GAMCO Asset Management Inc. (“Gabelli”), located at One Corporate Center, Rye, NY 10580, manages the assets allocated to the merger arbitrage strategy. Gabelli is a subsidiary of GAMCO Investors, Inc., which is indirectly majority owned by Mario J. Gabelli. Gabelli, founded in 1977, is a diversified asset manager and financial services company managing assets for high net worth individuals, institutions and retail investors through a variety of investment products. As of December 31, 2013, Gabelli managed approximately $47 billion in total assets.

Good Hill Partners LP (“Good Hill”), located at 1599 Post Road East, Westport, CT 06880, manages the assets allocated to the mortgaged-backed securities and asset-backed securities strategy. Good Hill, founded by Franklin J. Collins IV and Brant Brooks in 2006, specializes in fixed income securities and provides investment management services on a discretionary basis to private investment vehicles and separately managed accounts as well as the Fund. As of December 31, 2013, Good Hill managed approximately $854 million in total assets.

Lazard Asset Management LLC (“Lazard”), located at 30 Rockefeller Plaza, New York, NY 10112, manages assets allocated to the global equity long/short strategy. Lazard is a registered investment adviser providing asset management services since 1970. As of December 31, 2013, Lazard, along with asset management affiliates in the Lazard Group, managed approximately $168 billion in total assets.

Levin Capital Strategies, LP (“Levin Capital Strategies”), located at 595 Madison Avenue, 17th Floor, New York, NY 10022, manages the assets allocated to the event driven strategy. Levin Capital Strategies, founded in 2005, is a registered investment adviser. As of December 31, 2013, Levin Capital Strategies managed approximately $8.1 billion in total assets.

Loeb Arbitrage Management LP (“Loeb”), located at 125 Broad, New York, NY 10006, manages assets allocated to the event driven strategy. Loeb is a registered investment adviser providing asset management services since 1985. Loeb is part of Loeb King Capital Management Group which has approximately $730 million in assets under management as of December 31, 2013.

MacKay Shields LLC (“MacKay Shields”), located at 1345 Avenue of the Americas, 43rd Floor, New York, NY 10105, manages the assets allocated to the credit long/short strategy. MacKay Shields, founded in 1938, is a registered investment adviser and a wholly owned subsidiary of New York Life Insurance Company. As of December 31, 2013, MacKay Shields managed approximately $80.3 billion in total assets.

SLS Management, LLC (“SLS Management”), located at 140 West 57th Street, 7th Floor New York, NY 10019, manages assets allocated to the equity restructurings long/short strategy. SLS Management, founded in 1999, is a registered investment adviser. As of December 31, 2013, SLS Management managed approximately $232 million in total assets.

Sound Point Capital Management, L.P. (“Sound Point Capital”), located at 375 Park Avenue, New York, NY 10152, manages the assets allocated to the stressed and distressed credit strategy. Sound Point Capital is a registered investment adviser. As of December 31, 2013, Sound Point Capital managed approximately $4.1 billion in total assets.

Visium Asset Management, LP (“Visium Asset Management”), located at 888 Seventh Avenue, Floor 22, New York, NY 10019, manages the assets allocated to the event driven strategy. Visium Asset Management, founded in 2005, is a registered investment adviser. As of December 31, 2013, Visium Asset Management managed approximately $5.4 billion in total assets.

The Manager and the Fund have obtained an exemptive order from the SEC that permits the Manager and Adviser to engage additional unaffiliated subadvisers, and to enter into and materially amend an existing or future subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board of Trustees, without obtaining shareholder approval. The initial sole shareholder of the Fund has approved the Fund’s use of this exemptive order.

Portfolio Managers of the Subadvisers

Cramer Rosenthal McGlynn, LLC

Jay Abramson, is the Chief Executive Officer and Chief Investment Officer. Mr. Abramson joined Cramer Rosenthal McGlynn in 1985.

GAMCO Asset Management Inc.

Mario J. Gabelli, CFA, is the Chief Investment Officer-Value Portfolios of Gabelli and the Chairman and Chief Executive Officer of its parent company, GAMCO Investors, Inc. Mr. Gabelli is also an officer or director of other companies affiliated with GAMCO Investors, Inc. Mr. Gabelli founded Gabelli & Company, Inc. in 1977.

Good Hill Partners LP

Franklin J. Collins IV, is a Co-Chief Investment Officer and Managing Partner of Good Hill. Mr. Collins founded Good Hill in 2006.

Brant Brooks, is a Co-Chief Investment Officer and Partner of Good Hill. Mr. Brooks joined Good Hill in 2007.

Lazard Asset Management LLC

Jean-Daniel Malan, is a Director and Portfolio Manager/Analyst. Mr. Malan re-joined Lazard in 2008.

Matthew Bills, is a Director, Portfolio Manager/Analyst. Mr. Bills joined Lazard in 2005.

Levin Capital Strategies, L.P.

Samuel Hendel, is a Portfolio Manager and Securities Analyst. Mr. Hendel joined Levin Capital Strategies in 2009. Prior to joining the firm, he was a Senior Securities Analyst at another asset management firm.

John A. Levin, is the Chief Executive Officer and Senior Portfolio Manager. Mr. Levin founded Levin Capital Strategies in 2005.

Loeb Arbitrage Management LP

Gideon King, is the Chief Executive Officer and Chief Investment Officer. Mr. King joined Loeb in 1993.

Blaine Marder, is the Managing Director of Event Driven and Value investing. Mr. Marder joined Loeb in 2004.

Adam Weingarten, is the Director of Credit investing. Mr. Weingarten joined Loeb in 2011. Prior to joining the firm, he was a High Yield Credit Research Analyst at another asset management firm.

Brian Anderson, is the Director of Non-US Arbitrage and Special Situations. Mr. Anderson joined Loeb in 1999.

Brian Gottlieb, is the Director of US Arbitrage investing. Mr. Gottlieb joined Loeb in 2013. Prior to joining the firm, he was Principal and Portfolio Manager at a hedge fund.

Coleman Kennedy, is the Director of Event-Driven Healthcare and Biotech investing. Mr. Kennedy joined Loeb in 2012. Prior to joining the firm, he was an Associate at a major U.S. law firm.

Mackay Shields LLC

Dan Roberts, is a an Executive Managing Director, Senior Portfolio Manager and Head of the Global Fixed Income Division of MacKay Shields LLC. Mr. Roberts joined MacKay Shields in 2004.

Lou Cohen, is a Managing Director and Portfolio Manager. Mr. Cohen joined MacKay Shields in 2004.

Michael Kimble, is a Senior Managing Director and Portfolio Manager. Mr. Kimble joined MacKay Shields in 2004.

Taylor Wagenseil, is a Senior Managing Director and Portfolio Manager. Mr.Wagenseil joined MacKay Shields in 2004.

SLS Management, LLC

Scott Swid, is a Portfolio Manager, Managing Member and Senior Securities Analyst. Mr. Swid founded SLS Management, LLC in 1999.

Sound Point Capital Management, L.P.

Stephen Ketchum, is the Founder and Managing Partner. Mr. Ketchum founded Sound Point Capital in 2008. Prior to founding the firm, he was the Global Head of Media Investment and Corporate Banking for a large financial services firm.

Visium Asset Management, LP
Francis Gallagher, is a Portfolio Manager. Mr. Gallagher has been a Portfolio Manager with Visium Asset Management for the past three years.

Peter Drippé, is a Portfolio Manager. Mr. Drippé has been a Portfolio Manager with Visium Asset Management for the past three years.

Financial Highlights
Neuberger Berman Absolute Return Multi-Manager Fund—Class A

All figures have been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

YEAR ENDED OCTOBER 31,		2012	(1)	2013

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year		10.00		9.99
Plus:	Income from investment operations
	Net investment income (loss)(6)	(0.09)		(0.12)
	Net gains (losses)—realized and unrealized	0.08		0.99
	Subtotal: income (loss) from investment operations	(0.01)		0.87
Minus:	Distributions to shareholders
	Income dividends	—		—
	Net capital gain distributions	—		0.04
	Subtotal: distributions to shareholders	—		0.04
Equals:	Share price (NAV) at end of year	9.99		10.82
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses—actual		3.22	(4)(7)	2.62
Net expenses (excluding expenses on securities sold short)—actual		2.81	(4)(7)	2.34
Gross expenses(2)		8.67	(4)(7)	3.27
Gross expenses (excluding expenses on securities sold short)(2)		8.26	(4)(7)	2.99
Expenses—actual(8)		—		2.63
Expenses (excluding expenses on securities sold short)—actual(8)		—		2.35
Net investment income (loss)—actual		(2.02	)(4)(7)	(1.17)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		(0.10	)(5)	8.70
Net assets at end of year (in millions of dollars)		1.8		124.7
Portfolio turnover rate (including securities sold short)(%)		270	(5)	421
Portfolio turnover rate (excluding securities sold short)(%)		213	(5)	330

(1)	Period from 5/15/2012 (beginning of operations) to 10/31/2012.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the management fee.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not annualized.
(6)	Calculated based on the average number of shares outstanding during each fiscal period.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.
(8)	Shows what this ratio would have been if there had been no expense offset arrangements.

Financial Highlights
Neuberger Berman Absolute Return Multi-Manager Fund—Class C

All figures have been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

YEAR ENDED OCTOBER 31,		2012(1)		2013

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year		10.00		9.95
Plus:	Income from investment operations
	Net investment income (loss)(6)	(0.13)		(0.21)
	Net gains (losses)—realized and unrealized	0.08		1.01
	Subtotal: income (loss) from investment operations	(0.05)		0.80
Minus:	Distributions to shareholders
	Income dividends	—		—
	Net capital gain distributions	—		0.04
	Subtotal: distributions to shareholders	—		0.04
Equals:	Share price (NAV) at end of year	9.95		10.71
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses—actual		3.94	(4)(7)	3.38
Net expenses (excluding expenses on securities sold short)—actual		3.56	(4)(7)	3.09
Gross expenses(2)		13.12	(4)(7)	4.01
Gross expenses (excluding expenses on securities sold short)(2)		12.74	(4)(7)	3.72
Expenses—actual(8)		—		3.39
Expenses (excluding expenses on securities sold short)—actual(8)		—		3.10
Net investment income (loss)—actual		(2.86	)(4)(7)	(1.94)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		(0.50	)(5)	8.03
Net assets at end of year (in millions of dollars)		0.2		21.3
Portfolio turnover rate (including securities sold short)(%)		270	(5)	421
Portfolio turnover rate (excluding securities sold short)(%)		213	(5)	330

(1)	Period from 5/15/2012 (beginning of operations) to 10/31/2012.
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the management fee.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not annualized.
(6)	Calculated based on the average number of shares outstanding during each fiscal period.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.
(8)	Shows what this ratio would have been if there had been no expense offset arrangements.

Financial Highlights
Neuberger Berman Absolute Return Multi-Manager Fund—Institutional Class

All figures have been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

YEAR ENDED OCTOBER 31,		2012	(1)	2013

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year		10.00		10.00
Plus:	Income from investment operations
	Net investment income (loss)(6)	(0.08)		(0.08)
	Net gains (losses)—realized and unrealized	0.08		1.00
	Subtotal: income (loss) from investment operations	—		0.92
Minus:	Distributions to shareholders
	Income dividends	—		0.02
	Net capital gain distributions	—		0.04
	Subtotal: distributions to shareholders	—		0.06
Equals:	Share price (NAV) at end of year	10.00		10.86
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses—actual		2.81	(4)(7)	2.30
Net expenses (excluding expenses on securities sold short)—actual		2.45	(4)(7)	2.01
Gross expenses(2)		7.86	(4)(7)	2.89
Gross expenses (excluding expenses on securities sold short)(2)		7.50	(4)(7)	2.60
Expenses—actual(8)		—		2.30
Expenses (excluding expenses on securities sold short)—actual(8)		—		2.01
Net investment income (loss)—actual		(1.81	)(4)(7)	(0.74)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		0.00	(5)	9.19
Net assets at end of year (in millions of dollars)		33.2		324.3
Portfolio turnover rate (including securities sold short)(%)		270	(5)	421
Portfolio turnover rate (excluding securities sold short)(%)		213	(5)	330

(1)	Period from 5/15/2012 (beginning of operations) to 10/31/2012
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the management fee.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not annualized.
(6)	Calculated based on the average number of shares outstanding during each fiscal period.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.
(8)	Shows what this ratio would have been if there had been no expense offset arrangements.

Your Investment

Shares of the Fund generally are available only through investment providers. For Grandfathered Investors (as defined below), Class A and Class C shares of the Fund are also available directly from Neuberger Berman Management LLC. See “Maintaining Your Account” and “Grandfathered Investors.”

Choosing a Share Class

The Fund offers different classes of shares through this prospectus. Each share class is available through various investment programs or accounts, including certain types of retirement plans and accounts (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

■	how long you expect to own the shares
■	how much you intend to invest
■	total expenses associated with owning shares of each class
■
whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option than Class C shares over time, particularly if you qualify for a sales charge reduction or waiver)

■	whether you plan to take any distributions in the near future
■	availability of (and eligibility for) share classes.

Each investor’s financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

Summary of Primary Differences Among Share Classes

Class A Shares

Initial sales charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)

Contingent deferred sales charge	None (except that a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge)

12b-1 fees	0.25% annually

Dividends	Generally higher than Class C due to lower annual expenses and lower than Institutional Class due to higher annual expenses

Purchase maximum	None

Conversion	None

Class C Shares

Initial sales charge	None

Contingent deferred sales charge	1.00% if shares are sold within one year after purchase

12b-1 fees	1.00% annually

Dividends	Generally lower than Class A and Institutional Class due to higher annual expenses

Purchase maximum	See the discussion regarding purchase minimums and maximums in “Maintaining Your Account”

Conversion	None

Institutional Class Shares

Initial sales charge	None

Contingent deferred sales charge	None

12b-1 fees	None

Dividends	Generally higher than Class A and Class C due to lower annual expenses

Purchase maximum	None

Conversion	None

Maintaining Your Account

Purchase of Class A and Class C shares — To open an account and purchase Class A and Class C shares of the Fund, contact any investment provider authorized to sell the Fund's shares. See “Investment Providers” if you are buying shares through an investment provider.

For Grandfathered Investors (as defined below), instructions for buying shares directly from Neuberger Berman Management LLC are under “Buying Shares.”

Purchase of Institutional Class shares — To open an account and purchase Institutional Class shares of the Fund, contact any investment provider authorized to sell the Fund's shares. See “Investment Providers” if you are buying shares through an investment provider.

Institutional Class shares are available for purchase (i) primarily through omnibus accounts (either at the plan level or at the level of the investment provider) by 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, (ii) through omnibus accounts by banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with Neuberger Berman Management LLC or an affiliate, purchasing shares on behalf of clients participating in fixed or asset-based fee programs, (iii) by institutional investors, if approved by Neuberger Berman Management LLC, or (iv) by accounts or funds managed by Neuberger Berman Management LLC or an affiliate (including the funds in the Neuberger Berman family of funds).

When you buy shares — Investment checks must be drawn on a U.S. bank.

When you buy shares, you will receive the next share price to be calculated after your order has been received in proper form. Purchase orders are deemed “received in proper form” when the Fund's transfer agent has received payment for the shares. In the case of certain institutional investors, Neuberger Berman Management LLC will process purchase orders when received on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed “received in proper form” on the date you pre-selected on your SIP application for the systematic investments to occur.

If you use an investment provider, you should check with that provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy shares.

Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements.

Purchase minimums — The minimum initial investment in Class A or Class C shares is $1,000. Additional investments in Class A or Class C shares can be as little as $100. The minimum initial investment in Institutional Class shares is $1 million. These minimums may be waived in certain cases. See the Statement of Additional Information for more information.

Purchase maximums — For Class C shares, a purchase transaction may not (1) be $1 million or above or (2) increase an investor’s aggregate holdings in Class C shares to $1 million or above.

In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales Charges” and the Statement of Additional Information for more information regarding sales charge discounts.

When you sell shares — To sell shares you bought through an investment provider, contact your investment provider. See “Investment Providers” if you are selling shares through an investment provider. For Grandfathered Investors, instructions for selling shares are under “Selling Shares.”

When you sell shares, you will receive the next share price to be calculated after your order has been received in proper form, minus any applicable contingent deferred sales charge. Redemption orders are deemed “received in proper form” when the Fund's transfer agent has received your order to sell.

If you use an investment provider, you should check with that provider to find out by what time your redemption order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to sell shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling Class A or Class C shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. When selling Institutional Class shares in an account that you do not intend to close, remember to leave at least $1 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of the Fund's shareholders as a whole. Institutional Class shareholders are urged to call 800-366-6264 before effecting any large redemption.

Class A and Class C only — If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the Fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or Class C shares will be credited to your account. Proceeds will be reinvested at the next calculated net asset value after your request is received in proper form. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under “Rollovers from retirement plans to IRAs.”

Uncashed checks — We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

When you exchange Class A and Class C shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund, both without a sales charge. Exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge. Currently, most, but not all, funds in the fund family offer Class A and Class C shares.

When you exchange Institutional Class shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund.

When you exchange shares — There are three things to remember when making an exchange:

■	both accounts must have the same registration
■	you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
■	because an exchange is treated as a sale of the exchanged shares for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment provider to see if it allows you to take advantage of the fund exchange program and for its policies to effect an exchange.

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

Placing orders by telephone — If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

Grandfathered Investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

Proceeds from the sale of shares — For Class A and Class C shares, the proceeds from the shares you sell are generally sent out within three business days after your order is executed, and nearly always within seven days. For Institutional Class shares, the proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed
■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

Other policies — Under certain circumstances, the Fund reserves the right to:

■	suspend the offering of shares
■	reject any exchange or purchase order
■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
■	change, suspend, or revoke the exchange privilege
■	suspend the telephone order privilege
■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
■
suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (“Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

■	suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
■
suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, the Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

■	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The shares available in this prospectus can be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The minimum aggregate size for each investment provider’s account with the Fund is $1 million for Institutional Class shares. This minimum does not apply to your individual account; however, your investment provider may establish a minimum size for individual accounts. Neuberger Berman Management LLC can waive this $1 million minimum for investment providers in appropriate cases.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, contact that provider to buy or sell shares of the Fund described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares. Currently, most, but not all, funds in the fund family offer Class A and Class C shares.

In exchange for the services it offers, your investment provider may charge fees that are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Fund to you. If you have purchased shares of the Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of the Fund's shares. For more information, please see the Fund's Statement of Additional Information.

Distribution and Shareholder Servicing Fees

The Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, Class A and Class C pay the Fund's distributor, Neuberger Berman Management LLC, a fee at an annual rate of 0.25% and 1.00%, respectively, of their average net assets to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Because these fees are paid out of the Fund’s assets on an on-going basis, over the long term they could result in higher overall costs than other types of sales charges.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Retirement Plans and Accounts

If you use an investment provider, contact that provider for information on retirement plans or accounts it may make available for investment in Fund shares.

Rollovers from Retirement Plans to IRAs

Assets from a retirement plan may be invested in Class A or Class C shares through an individual retirement account (“IRA”) rollover. Assets from a retirement plan invested in Class A shares through an IRA rollover will be subject to applicable sales charges and the terms and conditions generally applicable to Class A share investments described in this prospectus and in the Statement of Additional Information.

Internet Access

If you use an investment provider, contact that provider about the services and information it provides on the Internet.

Share Prices

Because Class A shares of the Fund have an initial sales charge, the price you pay for each Class A share of the Fund is the offering price, which is the Fund's net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of the Fund may be eliminated in certain circumstances. Because Class C shares of the Fund do not have an initial sales charge, the price you pay for each Class C share of the Fund is the Fund's net asset value per share. Unless a contingent deferred sales charge is applied, the Fund pays you the full share price when you sell Class A or Class C shares (see “Sales Charges” for more information).

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each Institutional Class share of the Fund is the Fund's net asset value per share. Similarly, because there are no fees for selling Institutional Class shares, the Fund pays you the full share price when you sell Institutional Class shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been received in proper form (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with that provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received in proper form.

Share Price Calculations

The net asset value per share of each class of the Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of the Fund’s portfolio securities changes every business day, its share price usually changes as well.

Equity securities (including securities issued by ETFs) held by the Fund generally are valued by one or more independent pricing services approved by the Board of Trustees at the last reported sale price or official closing price or, if there is no reported sale or official closing price, on the basis of market quotations. Debt securities (other than short-term securities) held by the Fund generally are valued by one or more independent pricing services approved by the Board of Trustees on the basis of market quotations. Short-term securities held by the Fund may be valued on the basis of amortized cost.

If a valuation for a security is not available from an independent pricing service or if Neuberger Berman Management LLC believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s net asset value calculation.

The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the Exchange closes. Significant events may include (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s net asset value by such traders.

Privileges and Services

If you purchase shares through an investment provider, consult your investment provider for information about privileges and services. If you are a Grandfathered Investor, see “Grandfathered Investors” for information about privileges and services.

Sales Charges

Class A Sales Charges — The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charges as a percentage of:
Investment	Offering Price	Net amount invested	Dealer commission as a percentage of offering price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more and certain other investments described below	None	None	See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less.

Class A purchases not subject to sales charges — The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management LLC is properly notified of the nature of the investment:

■	investments in Class A shares by Grandfathered Investors (see “Grandfathered Investors” for more information)
■
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer’s load-waived A share program with the fund family.

Neuberger Berman Management LLC may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. The Fund may reimburse Neuberger Berman Management LLC for all or a portion of these payments through its plans of distribution. See “Distribution and Shareholder Servicing Fees” for additional information regarding the Fund's plans of distribution.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Fund's Board of Trustees. See the Statement of Additional Information for more information.

Class C Sales Charges — Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Sales Charge Reductions and Waivers - Contingent deferred sales charge waivers”. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management LLC pays

1% of the amount invested to investment providers who sell Class C shares. See “Distribution and Shareholder Servicing Fees” for information regarding the Fund's plans of distribution.

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you or your investment provider must let Neuberger Berman Management LLC know at the time you purchase shares that you qualify for such a reduction. If you or your investment provider does not let Neuberger Berman Management LLC know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management LLC with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or Class C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management LLC know at the time you redeem shares that you qualify for such a waiver.

In addition to the information below, you may obtain more information about sales charge reductions and waivers from the Statement of Additional Information, from your investment provider or at http://www.nb.com.

Reducing your Class A initial sales charge — Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your investments in the fund family to reduce your Class A sales charge.

Aggregating accounts to reduce Class A initial sales charge — To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

■
trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)

■	solely controlled business accounts
■	single-participant retirement plans.

Concurrent purchases to reduce Class A initial sales charge — You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge.

Rights of accumulation to reduce Class A initial sales charge — You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment provider’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

Letter of Intent to reduce Class A initial sales charge — You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of funds in the fund family you intend to make over a 13-month period (the “Period”) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See “Sales Charges” for more information.

Right of reinvestment — Please see “Maintaining Your Account — When you sell shares” for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Contingent deferred sales charge waivers — The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

■	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which contingent deferred sales charge would apply to the initial shares purchased
■	tax-free returns of excess contributions to IRAs
■	redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)
■	distributions from an IRA upon the shareholder’s attainment of age 59½
■
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):

(i) redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½;
(ii) if you have established a systematic withdrawal plan directly with the Fund, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash); and
(iii) if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase.

Exchanges of shares — Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge.

Distributions and Taxes

Distributions — The Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, the Fund makes any distributions once a year (in December). The Fund may make additional distributions, if necessary, to avoid income or excise taxes.

Unless you designate otherwise, your income dividends and capital gain distributions from the Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in shares of the same Class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income dividends and capital gain distributions will be reinvested in additional shares of the distributing Class of the Fund or paid to you in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, “exempt investors”), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to IRAs, Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement plans and accounts generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are treated for federal income tax purposes as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are taxed as ordinary income. However, for individual shareholders who satisfy certain holding period and other restrictions with respect to their Fund shares on which the dividends are paid, the Fund’s dividends attributable to “qualified dividend income” (generally, dividends the Fund receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to maximum federal income tax rates that are lower than the rates for ordinary income.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain and for certain individual shareholders are subject to maximum federal income tax rates that are lower than the rates for ordinary income. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold that generated the gain, not on when you bought your shares of the Fund or whether you reinvested your distributions.

If, for any taxable year, the Fund distributes an amount that exceeds its taxable income and net realized gains for that year — which might result from, among other things, the difference between book and tax accounting treatment of certain derivatives and foreign currency transactions — that excess generally will be treated as a non-taxable return of capital, which will reduce your tax basis in your Fund shares. To the extent that excess is greater than your tax basis, it will be treated as gain from a sale of your shares (taxed as described below).

Shareholders should review any notice that accompanies payment of dividends or other distributions to determine whether any portion of the payment represents a return of capital rather than the Fund’s net profits.

How share transactions are taxed — When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. For certain individual shareholders, any capital gain recognized on a redemption or exchange of Fund shares that have been held for more than one year will qualify for maximum federal income tax rates that are lower than the rates for ordinary income.

Additional tax — An individual shareholder’s distributions from the Fund and gains recognized from the redemption of Fund shares are subject to a 3.8% federal tax to the extent the individual’s “net investment income” (which generally includes dividends, interest, and net gains from the disposition of investment property) is greater than the excess of his or her “modified adjusted gross income” over a specified threshold. This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. You should consult your own tax professional regarding the effect, if any, this provision may have on your investment in Fund shares.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe federal alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you after the end of each calendar year. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

Backup Withholding

The Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from the Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

If you use an investment provider, you must supply your signed taxpayer identification number form (generally Form W-9) to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money the Fund earns, either as net income or as net capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. Because of this, if you buy shares of the Fund just before it makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in the Fund through a tax-advantaged retirement plan or account or are otherwise an exempt investor, there are no current tax consequences to you from distributions.

Basis Determination and Reporting

Your basis in Fund shares acquired after December 31, 2011 (collectively, “Covered Shares”) will be determined in accordance with the Fund’s default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different method acceptable to the Internal Revenue Service. The basis determination method may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. The Fund must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares. See “Additional Tax Information” in the SAI for more information about the rules regarding basis determination and the Fund’s reporting obligation. You should consult with your tax professional to determine the best basis determination method for your tax situation and to obtain more information about how the basis determination law applies to you.

Grandfathered Investors

“Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. A Grandfathered Investor’s “immediate family” (his or her spouse — or equivalent if recognized under local law — and his or her children under the age of 21) are also deemed “Grandfathered Investors.” A Grandfathered Investor’s mother, father, sister, or brother may open a custodial account for the Grandfathered Investor’s minor children. Grandfathered Investors do not include any investment providers who have accounts with a fund or shareholders who invest through such investment providers.

Statements and Confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

Systematic Investments — This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 or more a month (for Institutional Class, once you make an initial minimum investment of at least $1 million). You choose the schedule and amount. Your investment money may come from an eligible money market fund outside the fund family or your bank account.

Systematic Withdrawals — This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers — When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDfone® — Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Internet Access

Grandfathered Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a Fund shareholder, you can use the web site to access account information 24 hours a day.

Retirement Plans and Accounts

We offer Grandfathered Investors a number of tax-advantaged plans and accounts for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you. Call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

If you are a Grandfathered Investor buying or selling shares, instructions are provided in the following charts.

Buying Shares – Grandfathered Investors

Method	Things to know	Instructions
Sending us a check
Your first investment must be at least $1,000
Additional investments can be as little as $100
We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents
You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses
All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check
If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
If express delivery, registered mail, or
certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Wiring money	All wires must be for at least $1,000
Before wiring any money, call 800-877-9700 for an order confirmation
Have your financial institution send your wire to State Street Bank and Trust Company
Include your name, the Fund name, your account number and other information as requested

Exchanging from another fund
All exchanges must be for at least $1,000
Both accounts involved must be registered in the same name, address and taxpayer ID number
An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order
By telephone	We do not accept phone orders for a first investment Additional shares will be purchased when your order is received in proper form Not available on retirement accounts	Call 800-877-9700 to notify us of your purchase Immediately follow up with a wire or electronic transfer
Setting up systematic investments	All investments must be at least $100 (and for Institutional Class, in addition to an initial minimum investment of at least $1 million)	Call 800-877-9700 for instructions

Selling Shares – Grandfathered Investors

Method	Things to know	Instructions
Sending us a letter
Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded
If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance of all of your Neuberger Berman fund accounts is less than $100,000, you will be charged an $8.00 wire fee
You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without a fee
You may need a Medallion signature guarantee
Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions
If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
If express delivery, registered mail, or certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Sending us a fax	For amounts of up to $100,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number
Calling in your order
All phone orders to sell shares must be for at least $1,000 unless you are closing out an account
Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59½ or older and have their birthdates on file)
Not available if you have changed the address on the account in the past 15 days
Call 800-877-9700 to place your order Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions
Exchanging into another fund
All exchanges must be for at least $1,000
Both accounts involved must be registered in the same name, address and taxpayer ID number
An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order
Setting up systematic withdrawals	Withdrawals must be at least $100	Call 800-877-9700 for instructions

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with effective Fund management and adversely affect Fund performance in various ways, including by requiring a portfolio manager to liquidate portfolio holdings at a disadvantageous time or price, by increasing costs (such as brokerage costs) to the Fund by requiring a portfolio manager to effect more frequent purchases and sales of portfolio securities, and possibly by requiring a portfolio manager to keep a larger portion of Fund assets in cash, all of which could adversely affect the interests of long-term shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at www.nb.com/holdings and are generally posted 15-30 days after the end of each calendar quarter.

The Fund's complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

The Fund uses a “multiple class” structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A, Class C and Institutional Class shares of the Fund.

NEUBERGER BERMAN ALTERNATIVE FUNDS
Class A, Class C and Institutional Class Shares

If you would like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about the Fund, including:
■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
■	Fund performance data and financial statements
■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including:
■	various types of securities and practices, and their risks
■	investment limitations and additional policies
■	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Manager: Neuberger Berman Management LLC
Adviser: NB Alternative Investment Management LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Website: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington.

Call 202-551-8090 for information about the operation of the Public Reference Room.

The Fund’s current net asset value per share is made available at http://www.nb.com/performance

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2014 Neuberger Berman Management LLC. All rights reserved.

SEC File Number: 811-21715
M0110 04/14

Neuberger Berman Alternative and Multi-Asset Class Funds

CLASS R6

Neuberger Berman Absolute Return Multi-Manager Fund—NRABX

Prospectus February 28, 2014, as amended April 1, 2014

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
NEUBERGER BERMAN ALTERNATIVE AND MULTI-ASSET CLASS FUNDS

Fund Summary
Neuberger Berman Absolute Return Multi-Manager Fund	2
Descriptions of Certain Practices and Security Types	15
Additional Information about Principal Investment Risks	16
Information about Additional Potential Principal Investment Strategies	28
Information About Risks of Additional Potential Principal Investment Strategies	29
Information about Additional Risks	30
Descriptions of Indices	31
Management of the Fund	31
Financial Highlights	36

YOUR INVESTMENT
Maintaining Your Account	37
Share Prices	39
Distributions and Taxes	41
Market Timing Policy	42
Portfolio Holdings Policy	43
Fund Structure	43

Fund Summary
Neuberger Berman Absolute Return Multi-Manager Fund
Class R6 Shares (NRABX)

GOAL

The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.78
Distribution (12b-1) fees	None
Total other expenses1	0.89
Other expenses	0.60
Dividend and interest expense relating to short sales	0.29
Acquired fund fees and expenses	0.04
Total annual operating expenses	2.71
Fee waiver and/or expense reimbursement	0.48
Total annual operating expenses after fee waiver and/or expense reimbursement2	2.23

Expense Example

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R6	$226	$697	$1,299	$2,929

1	“Other expenses” and “Dividend and interest expense relating to short sales” are based on estimated expenses for the current fiscal year. Actual expenses may vary.
2
Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) are limited to 1.90% of average net assets. This undertaking lasts until 10/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.90% of the average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 421% of the average value of its portfolio when including securities that were sold short and 330% of the average value of its portfolio when excluding securities that were sold short.

2 Absolute Return Multi-Manager Fund

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by allocating its assets to multiple subadvisers that employ a variety of investment strategies. The Portfolio Managers at NB Alternative Investment Management LLC (“NBAIM” or the “Adviser”) are responsible for selecting each subadviser and for determining the amount of Fund assets to allocate to each subadviser. The Portfolio Managers allocate Fund assets to subadvisers whose strategy the Portfolio Managers believe, when combined to form a single portfolio, can provide attractive risk-adjusted returns over the long term.

The Portfolio Managers allocate Fund assets among subadvisers in an effort to provide for overall investment diversification with the aim of decreasing the Fund’s sensitivity to market fluctuations. The Portfolio Managers review a range of qualitative and quantitative factors when determining the allocations to subadvisers, including each subadviser’s investment style and historical performance, and the holdings in the subadviser’s allocated assets.

The investment strategies that the subadvisers will utilize involve the following types of investments: (i) equity securities of companies of any market capitalization throughout the world which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts, real estate investment trusts (“REITs”) and other real estate companies (i.e., direct investments in companies) and exchange traded funds (“ETFs”); (ii) debt securities of governments and companies throughout the world, which may include debt securities of governments as well as their agencies and/or instrumentalities, below investment grade debt securities (commonly known as “junk bonds”) and convertible bonds; and (iii) foreign currencies.

The Fund also may use derivatives and primarily may use four categories of derivatives: (i) futures contracts based on indices, currencies and/or U.S. government bonds; (ii) swaps, such as credit default swaps, total return swaps and/or interest rate swaps (including constant maturity swaps); (iii) call and put options on securities and indices including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities and indices; and (iv) forward currency contracts. Any of these derivatives may be used in an effort to enhance returns or manage and/or adjust the risk profile of the Fund or the risk of individual positions, except that futures contracts on currencies and forward currency contracts will primarily be used for hedging purposes. A subadviser may choose not to hedge its positions.

The Portfolio Managers intend to allocate the Fund’s assets among the following strategies:

Equity Long/Short: This strategy takes long and short positions in equity securities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the subadviser believes the securities are likely to increase or decrease in value, respectively. Short positions involve selling a security the Fund does not own in anticipation that the security’s price will decline. The equity securities in which this strategy may invest include common stock, convertible securities, preferred stock, options, warrants, depositary receipts, REITs and ETFs. Some subadvisers may focus on certain sectors of the market. Additionally, it is currently anticipated that one subadviser will manage a long/short equity strategy that will focus on securities of Japanese companies and equity-linked securities based on Japanese indices.

Credit Long/Short: This strategy primarily involves taking long and short positions in fixed-income corporate securities that are typically below investment grade (commonly called “junk bonds”). Below investment grade securities are defined by the Fund as those debt securities that, at the time of investment, are rated BB or lower by Standard & Poor’s, Ba or lower by Moody’s Investors Service, or comparably rated by at least one independent credit rating agency or, if unrated, deemed by the subadvisers to be of comparable quality. The subadvisers will take long positions that it believes offer the potential for attractive returns and in the aggregate have the potential to outperform the market, as represented by an appropriate index. The subadvisers will take short positions that it believes in the aggregate have the potential to underperform the market, as represented by that same index. The subadvisers also may invest in a broad range of investments, including, but not limited to, common stock, preferred stock, convertible debt, loans (including collateralized loan obligations), loan participations, trade claims, non-U.S. securities, private placements and credit default swaps.

This strategy may also involve taking long and short positions in the debt of companies experiencing financial or operational difficulties of the sort that often lead to bankruptcies or corporate reorganizations. The debt securities of these companies generally trade at a

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substantial discount to par value, which may not always reflect a careful analysis of the companies’ assets or prospects. Subadvisers seek to take advantage of their experience in the bankruptcy process by attempting to take advantage of (1) incorrect valuations by investors between the current price and the subadvisers' estimate of the value of the debt, based in part on the subadvisers' involvement in the bankruptcy process, and (2) price disparities in relation to comparable securities.

Another type of credit long/short investing involves establishing long and/or short positions in different securities within a single company’s capital structure (e.g., long senior notes and short subordinated bonds). This type of investing is known as capital structure arbitrage and involves the determination by the subadvisers that the market is mispricing different classes of securities relative to one another, so the subadviser establishes a short position in the security thought to be overvalued and a long position in the security thought to be undervalued.

Asset-backed Securities: This strategy takes long and/or short positions in asset-backed securities, including principally those asset-backed securities backed by commercial and residential mortgages, a significant portion of which may be non-agency mortgage-backed securities. The subadviser may also invest in asset-backed securities backed by auto loans, credit card debt, student loans, corporate loans and other collateral. These securities may pay fixed or variable rates of interest. While the Fund will primarily invest in asset-backed securities listed, traded or dealt in developed markets, it may also invest in securities listed, traded or dealt in other countries, including emerging markets countries.

Event-Driven: These are a broad category of investment strategies based on announced or anticipated events or a series of events and on investing in the securities of companies that could be affected by the occurrence of such events. The types of Event Driven Strategies that the Fund will utilize are:

- Merger (Risk) Arbitrage: This strategy consists primarily of making investments that the subadviser expects will benefit from the successful completion of a merger or acquisition. The subadviser typically buys the stock of a target company after a merger is announced at a price slightly below the takeover price offered. A profit is made if and when the merger is completed at the offered price or higher. In addition, in stock swap mergers, the subadviser may sell or take a short position in the stock of the acquiring company either to reduce risk or on the theory that if and when the merger is completed, any difference between the price of the target company’s stock and the value of the acquiring company’s stock being exchanged for the target company’s stock will be eliminated. If the subadviser believes an announced or widely anticipated merger is unlikely to be completed, it may take the opposite positions. Most of the subadvisers invest only in announced transactions but some subadvisers may also invest in anticipation of transactions. It is currently anticipated that the subadvisers will invest in both announced transactions and in anticipation of transactions.

- Equity Restructurings Long/Short: This strategy involves examining companies for the prospect of a variety of potential restructurings. The subadviser primarily takes either a long or a short position in equity securities of companies that are undergoing or have recently completed a restructuring. Typical restructurings may include: selling significant assets or portions of a business, entering new businesses, changes in management, significant changes in corporate policy and/or cost structure, such as altering compensation schemes, emergence from bankruptcy, companies undergoing significant changes due to regulatory changes and other corporate reorganizations, including mergers and acquisitions. Restructurings also may include: holding company arbitrage (i.e., attempting to take advantage of apparent disparities between the prices of a holding company’s stock and the prices of any listed companies it may hold), spin-offs, stub trades, recapitalizations and share buybacks. A subadviser may not focus on all types of restructurings and may focus only on certain types of restructurings.

The Adviser also may allocate the Fund’s assets to certain additional strategies in the future. For more information about these potential additional strategies, please see the section entitled “Information About Additional Potential Principal Investment Strategies.” There is no assurance that any or all of these additional strategies will be used in the future.

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Based on the Portfolio Managers ongoing evaluation of the subadvisers, they may adjust allocations among subadvisers or make recommendations to the Fund’s Board of Trustees with respect to the hiring, termination or replacement of subadvisers.

In recommending new subadvisers to the Fund’s Board of Trustees, the Portfolio Managers consider numerous factors, including, but not limited to, the subadviser’s investment style, the reputation of the subadviser, the depth and experience of its investment team, the demonstrated ability of the subadviser to implement its investment strategy, the consistency of past returns, and the subadviser’s policies and procedures to monitor and take into account risk.

The Adviser retains investment discretion to invest Fund assets directly and may do so for speculative or defensive purposes or in the event a subadviser is terminated and a new subadviser has not yet been hired. When the Portfolio Managers are making direct investments for the Fund they will invest primarily in ETFs and affiliated and unaffiliated registered investment companies but may also invest in individual equity and debt securities. The Portfolio Managers may also use put options including purchasing puts on security indices and put spreads on indices (i.e., buying and selling an equal number of puts on the same index with differing strike prices or expiration dates) and futures contracts based on indices for speculative or defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

In an effort to achieve its goal, several of the strategies utilized by the Fund will likely engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the equity and fixed income markets. The Fund’s use of short sales and derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

A subadviser may use strategies intended to protect against losses (i.e., hedged strategies), but there is no guarantee that such hedged strategies will be used or, if used, that they will protect against losses, perform better than non-hedged strategies or provide consistent returns.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including, but not limited to, the Adviser’s allocation decisions. There can be no guarantee that the Adviser or the subadvisers will be successful in their attempts to manage the risk exposure of the Fund.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Market volatility may disrupt a subadviser’s investment program if it abruptly changes pricing relationships on which the subadviser was basing an arbitrage strategy. Similarly, it may disrupt event-driven strategies if abrupt changes cause the parties to alter or abandon the event on which a subadviser was basing its investment strategy.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions,

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or when there is a general market decline and the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales, at least theoretically, present unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value (NAV) since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund.

When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Event-Driven Strategies Risk. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses. Certain events, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks because of the issuer’s financial fragility and the likelihood that its management has little experience with bankruptcy, and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. In general, event-driven strategies may fail if the subadviser is unable to obtain adequate information about the event or does not properly analyze the information available. The actions of other market participants may also disrupt the events on which the Fund’s strategy depends.

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Multi-Manager Risk. Fund performance is dependent upon the success of the Adviser and the subadvisers in implementing the Fund’s investment strategies in pursuit of its goal. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to subadvisers and its selection and oversight of the subadvisers. The subadvisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Some subadvisers have little experience managing mutual funds which, unlike the hedge funds these managers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Arbitrage Strategies Risks. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse manner or in a manner not anticipated by the subadviser, in which case the Fund may realize losses.

Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus. Thus, the Fund might not benefit as much as funds following other strategies during periods of strong market performance. Also, the employment of hedging strategies, if any, in an attempt to mitigate risk may cause the Fund’s returns to be lower than if hedging had not been employed.

Special Situations Risk. The Fund’s use of event-driven and arbitrage strategies will cause it to invest in actual or anticipated special situations – i.e., acquisitions, spin-offs, reorganizations and liquidations, tender offers and bankruptcies. These transactions may not be completed as the subadviser anticipates or may take an excessive amount of time to be completed. They may also be completed on different terms than the subadviser anticipates, resulting in a loss to the Fund. Some special situations are sufficiently uncertain that the Fund may lose its entire investment in the situation.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  The Fund will likely be required to segregate assets to cover its obligations relating to its purchase of derivative instruments in a manner that satisfies contractual undertakings and regulatory requirements with respect to the derivatives. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.  Legislation adopted following the financial crisis requires new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s NAV. Derivative instruments, short positions, securities lending and when-issued securities that the Fund may use create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of any leverage will be successful and there is no specified limit on the amount that the Fund's investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. Government legislation or regulation could affect the use of derivatives and could limit the Fund’s ability to pursue its investment strategies.

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Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser of the option at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in such companies.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Japan Risk. Because an investment strategy used by a subadviser invests primarily in companies in Japan, the Fund’s performance may be closely tied to social, political, and economic conditions within Japan. The Japanese market can experience significant volatility due to exchange rates, social, political, regulatory, economic or environmental events and natural disasters, which may occur in Japan. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, and changes to fiscal, monetary, or trade policies, may adversely affect the Japanese markets. A significant portion of Japan’s trade is conducted with developing nations, almost all of which are in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risk. Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. In general, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s

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overall duration. An increase in interest rates can impact other markets as well. For example, because investors may buy derivatives with borrowed money, an increase in interest rates can cause a decline in those markets. Interest rates have been unusually low in recent years.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before or after the market anticipates such payments, shortening or lengthening their duration. An increase in market interest rates would likely extend the effective duration of certain debt securities, thereby magnifying the effect of the rate increase on the securities’ price.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Loan Interests Risk. Loans generally are subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Loans may be difficult to value. There is a risk that the value of the collateral securing a loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration date since warrants and rights cease to have value if they are not exercised prior to their expiration date.The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Trade Claims Risk. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and are typically unsecured and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding.

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Distressed Securities Risk. In certain periods, there may be little or no liquidity in the markets for distressed securities or other instruments. The prices of such securities may be subject to periods of abrupt and erratic market movements and above average price volatility and it may be more difficult to value such securities. The Fund may lose a substantial portion or all of its investment in distressed securities or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Risks of Collateralized Loan Obligations (“CLOs”). CLOs issue classes or “tranches” of securities that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the type of the underlying loans and the tranche of the CLO in which the Fund invests. In addition, CLOs carry risks including, but not limited to, interest rate risk, credit risk and default risk.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investment in certain special situations.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund.

High Portfolio Turnover. Several of the strategies utilized by the Fund will likely engage in active and frequent trading and, as a result, the Fund may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect

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the Fund’s performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

11 Absolute Return Multi-Manager Fund

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional blended index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
9.85
Best quarter: Q1 '13, 3.17% Worst quarter: Q2 '13, 1.15%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/13*
	1 Year	Since Inception (5/15/2012)
Absolute Return Multi-Manager Fund
Return Before Taxes	9.85	6.79
Return After Taxes on Distributions	9.57	6.56
Return After Taxes on Distributions and Sale of Fund Shares	5.61	5.15
HFRX Absolute Return Index (reflects deductions for fees and expenses, but not taxes)	3.58	2.68
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39	24.59
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02	0.14
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*
The above performance prior to December 31, 2013 is that of the Fund's Institutional Class. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during the period shown.

INVESTMENT MANAGER AND INVESTMENT ADVISER

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. NB Alternative Investment Management LLC (NBAIM) is the Fund’s investment adviser.

12 Absolute Return Multi-Manager Fund

SUB-ADVISERS

The Fund utilizes the following subadvisers:

Subadviser	Investment Strategy
Cramer Rosenthal McGlynn, LLC	Global Equity Long/Short
GAMCO Asset Management Inc.	Merger Arbitrage
Good Hill Partners LP	Asset-backed Securities
Lazard Asset Management LLC	Global Equity Long/Short; and Japan Equity Long/Short
Levin Capital Strategies, L.P.	Event Driven
Loeb Arbitrage Management LP	Event Driven
MacKay Shields LLC	Credit Long/Short
SLS Management, LLC	Global Equity Restructurings Long/Short
Sound Point Capital Management, L.P.	Credit Long/Short
Visium Asset Management, LP	Event Driven

PORTFOLIO MANAGERS OF THE ADVISER

The Fund is co-managed by David Kupperman, Ph.D.(Managing Director of NBM and NBAIM), Jeff Majit (Managing Director of NBM and NBAIM), Fred Ingham (Managing Director of NBM and NBAIM), Ian Haas (Senior Vice President of NBM and NBAIM) and Eric Weinstein (Managing Director of NBM and NBAIM). Each of the Portfolio Managers has managed the Fund since its inception in 2012.

PORTFOLIO MANAGERS OF THE SUBADVISERS

Each of the Portfolio Managers of Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Levin Capital Strategies, L.P., MacKay Shields LLC, Sound Point Capital Management, L.P., and Visium Asset Management, LP has managed the Fund since the Fund’s inception in 2012. Each of the Portfolio Managers of Good Hill Partners LP, Loeb Arbitrage Management LP, and SLS Management, LLC has managed the Fund since 2013. With respect to the Portfolio Managers of Lazard Asset Management LLC, Jean-Daniel Malan and Matthew Bills have managed the Fund since June 2013 and April 2014, respectively.

Subadviser	Portfolio Managers of the Subadvisers
Cramer Rosenthal McGlynn, LLC	Jay Abramson, CEO and Chief Investment Officer
GAMCO Asset Management Inc.	Mario J. Gabelli, CEO and Chief Investment Officer
Good Hill Partners LP	Franklin J. Collins IV, Co-Chief Investment Officer and Managing Partner Brant Brooks, Co-Chief Investment Officer and Partner
Lazard Asset Management LLC	Jean-Daniel Malan, Director, Portfolio Manager/Analyst (Global Equity Long/Short) Matthew Bills, Director, Portfolio Manager/Analyst (Japan Equity Long/Short)
Levin Capital Strategies, L.P.	Samuel Hendel, Portfolio Manager John A. Levin, Portfolio Manager
Loeb Arbitrage Management LP	Gideon King, Chief Executive Officer and Chief Investment Officer Blaine Marder, Managing Director Adam Weingarten, Director Brian Anderson, Director Brian Gottlieb, Director Coleman Kennedy, Director
MacKay Shields LLC	Dan Roberts, Senior Managing Director Lou Cohen, Managing Director Michael Kimble, Managing Director Taylor Wagenseil, Managing Director

13 Absolute Return Multi-Manager Fund

Subadviser	Portfolio Managers of the Subadvisers
SLS Management, LLC	Scott Swid, Portfolio Manager, Managing Member and Senior Securities Analyst
Sound Point Capital Management, L.P.	Stephen Ketchum, Managing Partner
Visium Asset Management, LP	Francis Gallagher, Portfolio Manager Peter Drippé, Portfolio Manager

BUYING AND SELLING SHARES

You may purchase, redeem (sell) or exchange shares of the Fund on any day the New York Stock Exchange is open, at the Fund's net asset value per share next determined after your order is received in proper form. Shares of the Fund generally are available only through investment providers such as banks, brokerage firms, retirement plan administrators, and financial advisers. Contact any investment provider authorized to sell the Fund's shares. See “Maintaining Your Account” in the prospectus for eligibility requirements for purchases of Class R6 shares.

For certain institutional investors, shares of the Fund may be available directly from NBM by regular, first class mail (Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403), by express delivery, registered mail, or certified mail (Neuberger Berman Funds, c/o State Street Bank and Trust Company, 30 Dan Road, Canton, MA 02021), or by wire, fax, telephone, or exchange (call 800-366-6264 for instructions). See “Maintaining Your Account” in the prospectus for eligibility requirements for direct purchases of shares and for instructions on buying and redeeming (selling) shares directly.

The Fund does not impose minimum purchase requirements for Class R6 shares. However, you should contact your investment provider to determine whether it imposes minimum purchase requirements.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes distributions of ordinary income or net capital gains to you. Although those distributions generally are not taxable to a tax-exempt investor, withdrawals from certain retirement plans and accounts generally are subject to federal income tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If an investor purchases shares of another class of the Fund through an investment provider or other financial intermediary (such as a bank, brokerage firm, workplace retirement program, or financial adviser), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of shares of those other classes of the Fund and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund or that other class over another investment. No such payments are made with respect to Class R6. To the extent the Fund makes such payments with respect to another class, they can come only out of the assets of that other class.

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Descriptions of Certain Practices and Security Types

Derivative Instruments. Derivative instruments are generally financial contracts with a value that is derived from an underlying asset, reference rate, index or event. These instruments may relate to commodities, stocks, bonds, credit, interest rates, currencies or currency exchange rates and related indices. Derivative instruments may also contain leverage to magnify the exposure to the underlying investment. Derivatives may be traded on organized exchanges and/or clearing organizations, or in private transactions with other parties in the over the counter (“OTC”) market with a single dealer or a prime broker acting as an intermediary with respect to an executing dealer. Derivative instruments may be used for non-hedging and hedging purposes.

Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. Swap agreements have typically been OTC instruments. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps.

Credit Default Swaps. In a credit default swap (“CDS”), one party pays the other for, in essence, protection against certain designated credit events that decrease the value of one or more underlying reference obligations. The “buyer” of protection under the CDS is obligated to pay the “seller” a periodic stream of payments over the term of the swap in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation, typically a bond. A credit event generally means a bankruptcy, failure to pay, a moratorium (with respect to sovereign underliers), obligation acceleration or restructuring. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which typically is the “par value” of the reference obligation (i.e., full notional value less the recovery rate, which is an estimate of the amount that would be recovered from the reference obligation when the default occurs). The contingent payment may be a cash settlement or physical delivery of the reference obligation in return for payment of the face amount of the obligation. The underlying assets may or may not be owned by a party to the CDS.

Total Return Swaps. Total return swaps (“TRSs”) are contracts in which one party, the total return payer, agrees to make payments during a specified period of the total return of the underlying asset(s), which the parties designate as the underlier of the TRS. The underlier may include securities, baskets of securities, or securities indices. The total return payer makes those payments to the total return receiver in return for receiving a fee for the TRS which is equal to a fixed or floating rate of interest and, typically, a LIBOR-based spread (or the total return from another designated underlying asset(s)). The total return receiver is obligated to pay that fee, plus any spread, in addition to any depreciation on the underlier. The underlying assets may or may not be owned by a party to the TRS.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Some of these swaps are still effectuated in the OTC market as of the date of this prospectus, however, the U.S. Commodity Futures Trading Commission (“CFTC”) requires that some interest rate swaps be centrally cleared by a clearing organization and traded on a swap exchange facility. This process requires the Fund to enter into clearing documentation and post initial and maintenance margin. Constant maturity swaps are a variation of the regular interest rate swap. In a constant maturity swap, the floating interest rate is reset periodically according to the fixed maturity market rate of a product with a duration extending beyond that of the swap’s reset period.

Futures. A futures contract is a standardized agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. “Margin” with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes in an adverse way, the Fund may be required to post additional margin.

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Forward Foreign Currency Contracts. Contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price are referred to as “forward contracts.” The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. While prepaid forwards entail the upfront payment by the purchasing party, most forwards call for payment at some later date. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

Covered Call Options. Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. The purpose of writing call options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income.

Put Options. Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. The purpose of writing put options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income.

Short Sales. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Lower-Rated Debt Securities. Lower-rated debt securities (commonly known as “junk bonds”) typically offer investors higher yields than other fixed income securities. The higher yields are usually justified by the weaker credit profiles of these issuers as compared to investment grade issuers. Lower-rated debt securities include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental entities, including bonds, debentures and notes, loan interests and preferred stocks that have priority over any other class of stock of the entity as to the distribution of assets or the payment of dividends. A lower-rated debt security itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.

Additional Information about Principal Investment Risks

This section provides additional information about the Fund’s principal investment risks described in the Fund Summary section.

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly, and sometimes rapidly, in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values, public perceptions concerning these developments, and adverse investor sentiment. Changes in the financial condition of a single issuer can impact a market as a whole. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Market volatility may disrupt a subadviser’s investment program if it abruptly changes pricing relationships on which the subadviser was basing an arbitrage strategy. Similarly, it may disrupt event-driven strategies if abrupt changes cause the parties to alter or abandon the event on which a subadviser was basing its investment strategy. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

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Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks and the Fund may not be able to liquidate a position when the Adviser or a subadviser believes it to be appropriate.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

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Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Short sales, at least theoretically, present unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s NAV since it increases the exposure of the Fund to the market and may increase losses and the volatility of returns.

The Fund may not always be able to close out a short position at a favorable time or price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss for the Fund.

When the Fund is selling securities short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions), or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

Event-Driven Strategies Risk. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses. Furthermore, an event, such as a pending restructuring or spin-off, may be renegotiated, terminated or involve a longer time frame than originally contemplated, in which case the Fund may experience losses. In addition, certain events, such as companies emerging from bankruptcy or restructurings resulting from bankruptcy, carry additional risks because of the issuer’s financial fragility and the likelihood that its management has little experience with bankruptcy, and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. It also may be difficult to obtain complete financial information about companies involved in certain situations. In general, event-driven strategies may fail if the subadviser is unable to obtain adequate information about the event or does not properly analyze the information available. The actions of other market participants may also disrupt the events on which the Fund’s strategy depends.

Multi-Manager Risk. Fund performance is dependent upon the success of the Adviser and the subadvisers in implementing the Fund’s investment strategy in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser in allocating the Fund’s assets to subadvisers and its selection and oversight of the subadvisers. The subadvisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. A subadviser’s strategy may be out of favor at any time. In addition, because each subadviser makes its trading decisions independently, it is possible that the subadvisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result. Some subadvisers have little experience managing registered investment companies which, unlike the hedge funds these subadvisers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments or operations.

Arbitrage Strategies Risks. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse manner or in a manner not anticipated by the subadviser, in which case the Fund may realize losses.

Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus. Thus, the Fund might not benefit as much as funds following other

18

strategies during periods of strong market performance. Also, the employment of hedging strategies, if any, to mitigate risk may cause the Fund’s returns to be lower than if hedging had not been employed. Investment strategies and subadvisers whose performance has historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times. During these circumstances, absolute return strategies may cease to function as anticipated.

Special Situations Risk. The Fund’s use of event-driven and arbitrage strategies will cause it to invest in actual or anticipated special situations – i.e., acquisitions, spin-offs, reorganizations and liquidations, tender offers and bankruptcies. These transactions may not be completed as the subadviser anticipates or may take an excessive amount of time to be completed. They may also be completed on different terms than the subadviser anticipates, resulting in a loss to the Fund. Some special situations are sufficiently uncertain that the Fund may lose its entire investment in the situation.

Derivatives Risk. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, indexes or events. The Fund’s use of derivatives involves risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund’s Adviser or subadviser. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that might be beneficial.

The Fund may be required to enter into derivatives transactions via exchanges and clearing organizations. Because the Fund is not a member of a clearing organization, if the Fund is required by the Securities and Exchange Commission (“SEC”) or the CFTC to centrally clear a derivative, the Fund would need to enter into clearing documentation with a member of a clearing organization, a process that would introduce counterparty risk to the Fund, which is described in greater detail below. While unlikely, the Fund would also be exposed to the risk that a clearing organization could experience financial difficulty that would result in losses to the Fund in the event that the prudential measures taken by the clearing organization are insufficient.

The Fund will likely be required to segregate assets to cover its obligations relating to its purchase of derivative instruments in a manner that satisfies contractual undertakings and regulatory requirements with respect to the derivatives. The Fund will set aside liquid assets in an amount equal to the Fund’s daily marked-to-market obligation under futures contracts that are contractually required to cash settle. For futures contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a futures contract at the time of valuation) while the positions are open. By setting aside assets equal to only its obligations under cash-settled futures contracts, the Fund may use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts, which may create an effect on the Fund similar to leverage.

Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold. This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer willing to purchase the futures contract that the Fund needs to sell at that limit price (or sell the futures contract that the Fund needs to buy).

Forward Foreign Currency Contracts. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Manager’s expectations may produce significant losses to the Fund. At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

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Credit Default Swaps. The Fund may be either the buyer or seller in a CDS. If the Fund is a buyer and no credit event occurs, the Fund would lose its investment (or premium) and recover nothing. If a credit event occurs, however, the buyer typically receives full notional value less the recovery rate for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs and the Fund is the seller, it would be required to pay the buyer the full notional value less the recovery rate of the reference obligation, which is an estimate of the amount that would be recovered from the reference obligation when the default occurs. The CDS industry has streamlined the settlement of CDS upon the occurrence of a credit event using an auction mechanism. Although this has streamlined the settlement of CDS, this has also had the effect of reducing, but not eliminating altogether, the recovery rate with respect to a reference obligation following a credit event.

Total Return Swaps. TRSs may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. TRSs may effectively add leverage to the Fund’s portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If the Fund is the total return receiver in a TRS, then the credit risk for an underlying asset is transferred to the Fund in exchange for its receipt of the return (appreciation) on that asset. If the Fund is the total return payer, it is hedging the downside risk of an underlying asset but it is obligated to pay the amount of any appreciation on that asset.

Interest Rate Swaps. The Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If long-term interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. The Fund may also enter into constant maturity swaps, which are a variation of the regular interest rate swap. Constant maturity swaps are exposed to changes in long-term interest rate movements.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. While the Fund’s use of these instruments may reduce certain risks associated with owning its portfolio securities, these instruments themselves involve certain other risks. If the subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period.

When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security. If the price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Counterparty Risk. There are two separate categories of counterparty risk that arise out of the Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market introduces counterparty risk, which is the risk that (a) the dealer providing the derivative or other product will fail to timely perform its payment and other obligations, completely breach its performance obligations or experience financial

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difficulties, which may include filing for bankruptcy; and (b) the dealer will dispose of Fund collateral that the Fund posted to secure its OTC positions with the defaulting swaps dealer. Therefore, to the extent that the Fund engages in trading in OTC markets, the Fund could be exposed to greater risk of loss through default than if it confined its trading to regulated exchanges. The second category of risk exists at and from the time that the Fund enters into a contractual arrangement with its FCM to bring about the settlement and clearing of futures contracts. The FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to futures positions.

Recent Changes in the Law Governing Derivatives. Recent legislation requires the SEC and the CFTC to establish new rules governing the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In addition to other changes, these rules are expected to provide for central clearing of additional derivatives that in the past were exclusively traded OTC, and may increase costs and margin requirements but are expected to reduce certain counterparty risks.

Leverage Risk. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. Leverage amplifies changes in the Fund’s NAV. The Fund’s use of when-issued and delayed-delivery securities, derivative instruments, short positions and securities lending creates leverage and can result in losses to the Fund that exceed the amount originally invested. There is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets. Because of leverage, the Fund’s investment exposure may exceed the Fund’s net assets by a significant amount.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder.

Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops making interest or principal payments, convertible securities may become worthless and a Fund could lose its entire investment. Because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Fund invests in convertible securities, it will often be subject to the risks of investing in these companies.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets, or those in a particular region, may all react in similar fashion to important economic or political developments. Securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to conditions in foreign countries.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security

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prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging markets countries may also have less developed legal and accounting systems. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if the subadviser invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Japan Risk. Because an investment strategy used by a subadviser invests primarily in companies in Japan, the Fund’s performance may be closely tied to social, political, and economic conditions within Japan.

The economy, industries, and securities and currency markets of Japan may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, and regional and global conflicts.

As an export-driven economy, the economy of Japan is affected by developments in the economies of its principal trading partners. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and Japan can be affected by conditions in these other countries and currency fluctuations. The volume of Japanese exports, has caused trade tensions with its trading partners in the past. Any developments that adversely impact Japan’s exports may adversely affect the Japanese markets.

Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar.

Currency Risk. To the extent that the Fund invests in securities or other investments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risks. Non-U.S. currency forward contracts, futures contracts or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the forward contract counterparty may result in a loss to the Fund of the value of unrealized profits on the contract. There are no limitations on daily price movements of forward contracts. The imposition of credit controls by governmental authorities might limit the level of such forward trading to less than that which the Portfolio Manager or a subadviser would otherwise recommend, to the possible detriment of the Fund. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts. Banks are not required to continue to make markets in currencies. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and that at which it is prepared to sell).

Interest Rate Risk. In general, the value of the Fund’s investments with interest rate risk, such as fixed income securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities will likely decline. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the overall duration of the portion of the Fund invested in fixed income securities. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities. An increase in interest rates can impact other markets as well. For example, because investors may buy derivatives with borrowed money, an increase in interest rates can cause a decline in those markets. Interest rates have been unusually low in recent years, partly because of U.S. government policies, which may be under reconsideration.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to make interest and/or principal payments when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social,

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economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Entities providing credit or liquidity support also can be affected by these types of changes.

In the wake of the financial crisis, some credit rating agencies have begun applying more stringent criteria, with the result that some securities are being downgraded. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In addition, a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, and may carry higher transaction costs. Lower-rated debt securities are considered to be by the major rating agencies predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated debt securities are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity. The market value of these securities can be volatile. Ratings of a security may not accurately reflect the actual credit risk associated with such a security. Historically, lower-rated debt securities have shown less sensitivity to changes in market interest rates than higher-rated debt securities, which has made them useful as a hedge against inflation. There can be no assurance that such a pattern will repeat itself in the future.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, a Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Call Risk. Some debt securities in which the Fund may invest, referred to as “callable securities,” allow the issuer to repay them early.When interest rates are low, issuers will often repay the obligation underlying a “callable security” early. Therefore, the extent that the Fund holds callable securities and the issuers repay the obligations underlying the securities early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Loan Interests Risk. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan interests in secondary markets. As a result, the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Market bids may be unavailable for loans from time to time, and the Fund may find it difficult to establish a fair value for loans held by it.

Senior secured loans are secured by collateral and generally are subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund.

In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan. In addition, the Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the lender may be unwilling or unable to do so. In such a case, the Fund likely would not have any rights against the

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borrower directly. Many banks have been weakened by the recent financial crisis and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws.

Loans in which the Fund may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, bank loan interests may be unrated, and the Fund’s Portfolio Managers or subadvisers may be required to rely exclusively on their analysis of the borrower in determining whether to acquire, or to continue to hold, a loan.

Warrants and Rights Risk.Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration date since warrants and rights cease to have value if they are not exercised prior to their expiration date.The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Trade Claims Risks. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. Trade claims may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws.

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although the Fund’s Portfolio Managers or subadvisers endeavor to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if the Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other instruments in the same level in a company’s capital structure.

Distressed Securities Risk. The Fund may invest in distressed securities, including loans, bonds and notes, many of which are not publicly traded and that may involve a substantial degree of risk. Distressed securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities or other instruments. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may be changing rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

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Risks of Collateralized Loan Obligations (“CLOs”). The Fund may invest in CLOs, which are trusts or other special purpose entities that are backed by a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans.

CLOs issue classes or “tranches” that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the type of the underlying loans and the tranche of the CLO in which the Fund invests. In addition, CLOs carry risks including, but not limited to, interest rate risk, credit risk and default risk.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment.

In recent years, credit rating agencies have shown some concern about whether the U.S. government has the political will necessary to service all of its outstanding and expected future debt, and some have adjusted their ratings or outlook for U.S. government debt accordingly. These developments, and the factors underlying them, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country's ability to access the debt markets on favorable terms. In addition, these developments could create broader financial turmoil and uncertainty, which could increase volatility in both stock and bond markets. These events could result in significant adverse impacts on issuers of securities held by the Fund.

REITs and Other Real Estate Companies Risk.To the extent the Fund invests in REITs and other real estate companies, its performance will be affected by the performance of the real estate markets and subject to its risks. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

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Most Equity REITs receive a flow of income from property rentals which after covering their expenses, they pay to their shareholders in the form of dividends. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend.

REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

ETF Risk. An ETF, which is an investment company, may trade in the secondary market at prices below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not fully replicate the performance of its benchmark index because of, for example, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index.

Other Investment Company Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies. Through its investment in other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses. Also, an investor in the Fund may receive taxable gains from portfolio transactions by the underlying investment company, as well as taxable gains from transactions in shares of the investment company by the Fund.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time. Judgment plays a greater role in pricing these investments than it does in pricing investments having more active markets, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investments in certain special situations.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to the Fund.

The SEC has adopted Rule 144A, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager may determine that certain securities qualified for trading under Rule 144A are liquid.

Where registration of a security is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it desired to sell. The risk that securities may not be sold for the price at which the Fund is carrying them is greater with respect to restricted securities than it is with respect to registered securities.

High Portfolio Turnover. Several of the strategies utilized by the Fund will likely engage in active and frequent trading and, as a result, the Fund may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate. With a high portfolio turnover rate, it is possible that the Fund may distribute sizable capital gain distributions to shareholders, regardless of the Fund’s performance.

Risk Management. Management undertakes certain analyses with the intention of identifying particular types of risks and reducing the Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the

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possibility of adverse events. Accordingly, no risk management program can eliminate the Fund’s exposure to such events; at best, it can only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While the prospectus describes material risk factors associated with the Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Portfolio Managers will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. In addition, redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. As the Federal Reserve “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities may result in decreased liquidity and increased volatility in the fixed income markets.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. In particular, the impact of U.S. financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats to not increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial

27

markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Potential Principal Investment Strategies

The Portfolio Managers currently intend to allocate the Fund’s assets among one or more of the following additional strategies in the future if a subadviser is selected for a strategy:

Managed Futures: This strategy involves investing in a combination of derivative instruments and fixed income securities, seeking absolute (positive) returns with limited correlation to the broad equity markets. The subadviser will primarily use the following derivative instruments: futures, forward contracts and options based on commodities, currencies, fixed income securities, and equities.

Global Macro Investing: This strategy involves a top-down global approach to investing. The subadviser will typically take long and short positions across various U.S. and foreign markets, sectors and companies in an effort to benefit from those investments which the subadviser believes have the highest probability for success (long positions) and those that have the highest probability for decline (short positions). The subadviser seeks to identify such opportunities by applying fundamental macro-economic theory to consider and analyze the economic and political environments in countries and/or regions around the world. Specifically, the subadviser will consider factors such as interest rate levels, monetary and fiscal policy, currency exchange rates, unemployment levels, GDP and geopolitical events and their effect on the economy of the country, region or the world.

Equity Market Neutral: This strategy takes long and short positions in equity securities in an attempt to generate an absolute return while seeking to minimize exposure to the risks of the general market. The subadviser will employ either a fundamental approach, relying on earnings and other financial data to pick long and short positions, or a model-driven approach, selecting long and short positions based on technical (i.e., market price movements) as well as fundamental factors. Holding periods for positions vary across subadvisers and can be as short as a day, which would result in high portfolio turnover.

*****

Both the Managed Futures and Global Macro Investing strategies may seek to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly-owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”). The Portfolio Managers would invest in the subsidiary only if they determined to allocate some of the Fund’s assets to the Managed Futures or Global Macro Investing strategy.

The Fund would invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the U.S. Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies.” If the Fund does so, the Fund must maintain no more than 25% of its total assets in the Subsidiary at the end of every quarter of its taxable year.

The Subsidiary would be overseen by its own board of directors. However, the Fund’s Board of Trustees would maintain oversight responsibility for investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The Manager would be responsible for the Subsidiary’s day-to-day business pursuant to the investment management agreement between the Fund and the Manager, and the Adviser would select the Subsidiary’s investments pursuant to the investment advisory agreement with the Manager, including the retention of subadvisers to manage the Subsidiary’s assets. Under these agreements, the Manager, Adviser and subadvisers would provide the Subsidiary with the same type of management, advisory and subadvisory services, under the same terms, as are provided to the Fund.

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In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures, the Manager and Adviser would treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. The Manager and Adviser would also treat the assets of the Subsidiary generally as if the assets were held directly by the Fund with respect to its adherence to the Fund’s investment policies and restrictions.

The Subsidiary would also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund currently expects that the expenses borne by the Subsidiary would not be material in relation to the value of the Fund’s assets.

Please refer to the Statement of Additional Information for additional information about the potential organization and management of the Subsidiary.

Information About Risks of Additional Potential Principal Investment Strategies

In addition to the risks described under the section “Principal Investment Risks,” the additional potential principal investment strategies are subject to these additional risks.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The frequency, duration and magnitude of such changes cannot be predicted. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Because the Fund’s and the Subsidiary’s performance would be linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Tax Risk. To qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”) and receive “modified pass-through” tax treatment, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Although qualifying income does not include income derived directly from commodities, including certain commodity-linked derivative instruments, the Internal Revenue Service (“Service”) has issued a large number of private letter rulings (which the Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly-owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is such “qualifying income.” The Service suspended the issuance of those rulings in July 2011. The Fund would seek to obtain an opinion of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income.

The tax treatment of income from commodity-related investments and of the Fund’s income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes. If the Service were

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to change its ruling position and concluded that the Fund’s income from the Subsidiary would not be qualifying income, the Fund would be unable to qualify as a RIC for one or more taxable years. If the Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense. If, on the other hand, the Fund failed to so qualify for any taxable year, and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from current or accumulated earnings and profits would be taxable to them as dividend income. In that event, the Fund may not utilize all the potential additional investment strategies.

Subsidiary Risk. By investing in the Subsidiary, the Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked derivative instruments and other investments held by the Subsidiary would be similar to those that are permitted to be held by the Fund and thus, would be subject to the same risks whether they were held by the Fund or the Subsidiary. There could be no assurance that the investment objective of the Subsidiary would be achieved. The Subsidiary would not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, would not be subject to all the investor protections of the 1940 Act. However, the Fund would wholly own and control the Subsidiary, and the investment manager of both the Fund and the Subsidiary would be Neuberger Berman Management LLC and the investment adviser of both the Fund and the Subsidiary would be NB Alternative Investment Management LLC, making it unlikely that the Subsidiary would take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees would maintain oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, Neuberger Berman Management LLC would treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund is and the Subsidiary would be organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Fund’s performance.

Under recent CFTC rule amendments, the Fund would need to comply with certain disclosure and operational regulations governing commodity pools, which would increase the Fund’s regulatory compliance costs. To the extent additional regulations are adopted, the Fund may not be able to utilize all the potential additional investment strategies.

Information about Additional Risks

The Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that the Fund engages in borrowing or securities lending, it will be subject to the additional risks associated with these practices.

Borrowing or securities lending would create investment leverage, meaning that certain gains or losses would be amplified, increasing share price movements. With respect to borrowing, the Fund may borrow money to obtain the collateral needed to borrow a security in order to effect a short sale of that security. The cost to the Fund of borrowing may exceed the profits attained on any such shorts positions. Similarly, the Fund may lend securities and use the collateral obtained from the securities loans as the collateral necessary to borrow a security on which the Fund is taking a short position. Securities lending involves some risk of loss of the Fund’s rights in the collateral should the borrower fail financially.

In addition, the Fund may be an investment option for a Neuberger Berman mutual fund that is managed as a “fund of funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

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When the Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities and the Fund may not achieve its goal. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

Please see the Statement of Additional Information for more information.

Descriptions of Indices

The HFRX Absolute Return Index is an equal-weighted net-of-fee total return average of hedge funds designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. Constituent funds must meet the following criteria: report monthly returns net of all fees; be denominated in USD; be active and accepting new investments; have a minimum 24 months track record; and the fund’s manager must have at least $50 million in assets under management. Funds are screened based on self-reported strategies, and verified using statistical techniques.

The S&P 500 Index is an unmanaged index of U.S. large-cap stocks.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that represents the U.S. domestic investment grade bond market. It is comprised of the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including securities that are of investment-grade quality (Baa3/BBB- or higher) or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Management of the Fund

Investment Manager and Investment Adviser

Neuberger Berman Management LLC (the “Manager” or “NBM”), located at 605 Third Avenue, 2nd Floor, New York, NY 10158, is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for providing investment advisory services to the Fund. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages NBAIM (“Adviser”), located at 605 Third Avenue, 22nd Floor, New York, NY 10158, as investment adviser to choose the Fund’s investments and handle its day-to-day business, including the oversight of the subadvisers’ investment activities. As investment manager, the Manager is responsible for overseeing the activities of the Adviser. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for managing the Fund in accordance with its investment objective and policies using the multi-strategy and multi-manager approach discussed in the “Principal Investment Strategies” section of this Prospectus, and making recommendations to the Board of Trustees with respect to the hiring, termination or replacement of the Fund’s subadvisers. Together, the Neuberger Berman affiliates manage approximately $242 billion in total assets (as of 12/31/2013) and continue an asset management history that began in 1939.

The Fund pays the Manager a fee at the annual rate of 1.70% of the first $250 million of the Fund’s average daily net assets, 1.675% of the next $250 million, 1.650% of the next $250 million, 1.625% of the next $250 million, 1.60% of the next $500 million, 1.575% of the next $2.5 billion, and 1.550% of average daily net assets in excess of $4 billion for investment management services. Class R6 of the Fund pays the Manager fees at the annual rate of 0.08% of the class’ average daily net assets for administrative services provided to Class R6 of the Fund.

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A discussion regarding the basis for the approval of the Fund’s investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s annual report dated October 2013.

Portfolio Managers of the Adviser

David Kupperman, Ph.D., is a Managing Director of NBM and NBAIM. Prior to joining the firm in 2011, he was a partner and member of the investment committee at another asset management firm that focused on alternative investing and managing fund-of-hedge funds.

Jeff Majit, CFA, is a Managing Director of NBM and NBAIM. He has been a Portfolio Manager with the firm since 2000.

Ian Haas, CFA, is a Senior Vice President of NBM and NBAIM. He has been a Portfolio Manager with the firm since 2000.

Fred Ingham, ACA, CFA, is a Managing Director of NBM and NBAIM. He has been a Portfolio Manager with the firm since 2005.

Eric Weinstein, is a Managing Director of NBM and NBAIM. He joined the firm in 2002.

Each of the Portfolio Managers has managed the Fund since its inception in 2012. The Fund is co-managed by David Kupperman, Ph.D. (Managing Director of NBM and NBAIM) Jeffrey Majit (Managing Director of NBM and NBAIM), Ian Haas (Senior Vice President of NBM and NBAIM), Fred Ingham (Managing Director of NBM and NBAIM), and Eric Weinstein (Managing Director of NBM and NBAIM).

Messrs. Kupperman and Majit, are primarily responsible for the day-to-day monitoring, allocations to and oversight of the subadvisers. Messrs. Kupperman and Majit are also primarily responsible for security selection when the Adviser invests the Fund’s assets directly.

Messrs. Kupperman, Majit, Haas, Ingham, and Weinstein are collectively responsible for analysis of investment strategies, including strategies to be added to the Fund and searches for and research on new potential subadvisers.

Please see the Statement of Additional Information for additional information about the compensation of each Portfolio Manager of the Adviser, other accounts managed by each Portfolio Manager of the Adviser, and the ownership of shares in the Fund for each Portfolio Manager of the Adviser.

Subadvisers

The Manager and Adviser engage Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Good Hill Partners LP, Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, Mackay Shields LLC, SLS Management, LLC, Sound Point Capital Management, L.P., and Visium Asset Management, LP as subadvisers to provide investment management services. The Manager compensates the subadvisers out of the investment advisory fees it receives from the Fund. Each subadviser makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Manager and Adviser. The Adviser oversees the subadvisers for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors each subadviser’s adherence to its investment style. The Board of Trustees oversees the Manager, Adviser and the subadvisers, approves procedures that the Manager and Adviser must follow in their oversight of the subadvisers, and oversees the hiring, termination and replacement of subadvisers recommended by the Adviser.

Cramer Rosenthal McGlynn, LLC (“Cramer Rosenthal McGlynn”), located at 520 Madison Avenue, 20th Floor, New York, NY 10022, manages the assets allocated to the global equity long/short strategy. Cramer Rosenthal McGlynn, founded in 1973, provides investment advisory services for mutual funds, hedge funds and other products. As of December 31, 2013, Cramer Rosenthal McGlynn managed approximately $14.6 billion in total assets.

GAMCO Asset Management Inc. (“Gabelli”), located at One Corporate Center, Rye, NY 10580, manages the assets allocated to the merger arbitrage strategy. Gabelli is a subsidiary of GAMCO Investors, Inc., which is indirectly majority owned by Mario J. Gabelli. Gabelli, founded in 1977, is a diversified asset manager and financial services company managing assets for

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high net worth individuals, institutions and retail investors through a variety of investment products. As of December 31, 2013, Gabelli managed approximately $47 billion in total assets.

Good Hill Partners LP (“Good Hill”), located at 1599 Post Road East, Westport, CT 06880, manages the assets allocated to the mortgaged-backed securities and asset-backed securities strategy. Good Hill, founded by Franklin J. Collins IV and Brant Brooks in 2006, specializes in fixed income securities and provides investment management services on a discretionary basis to private investment vehicles and separately managed accounts as well as the Fund. As of December 31, 2013, Good Hill managed approximately $854 million in total assets.

Lazard Asset Management LLC (“Lazard”), located at 30 Rockefeller Plaza, New York, NY 10112, manages assets allocated to the global equity long/short strategy. Lazard is a registered investment adviser providing asset management services since 1970. As of December 31, 2013, Lazard, along with asset management affiliates in the Lazard Group, managed approximately $168 billion in total assets.

Levin Capital Strategies, LP (“Levin Capital Strategies”), located at 595 Madison Avenue, 17th Floor, New York, NY 10022, manages the assets allocated to the event driven strategy. Levin Capital Strategies, founded in 2005, is a registered investment adviser. As of December 31, 2013, Levin Capital Strategies managed approximately $8.1 billion in total assets.

Loeb Arbitrage Management LP (“Loeb”), located at 125 Broad, New York, NY 10006, manages assets allocated to the event driven strategy. Loeb is a registered investment adviser providing asset management services since 1985. Loeb is part of Loeb King Capital Management Group which has approximately $730 million in assets under management as of December 31, 2013.

MacKay Shields LLC (“MacKay Shields”), located at 1345 Avenue of the Americas, 43rd Floor, New York, NY 10105, manages the assets allocated to the credit long/short strategy. MacKay Shields, founded in 1938, is a registered investment adviser and a wholly owned subsidiary of New York Life Insurance Company. As of December 31, 2013, MacKay Shields managed approximately $80.3 billion in total assets.

SLS Management, LLC (“SLS Management”), located at 140 West 57th Street, 7th Floor New York, NY 10019, manages assets allocated to the equity restructurings long/short strategy. SLS Management, founded in 1999, is a registered investment adviser. As of December 31, 2013, SLS Management managed approximately $232 million in total assets.

Sound Point Capital Management, L.P. (“Sound Point Capital”), located at 375 Park Avenue, New York, NY 10152, manages the assets allocated to the stressed and distressed credit strategy. Sound Point Capital is a registered investment adviser. As of December 31, 2013, Sound Point Capital managed approximately $4.1 billion in total assets.

Visium Asset Management, LP (“Visium Asset Management”), located at 888 Seventh Avenue, Floor 22, New York, NY 10019, manages the assets allocated to the event driven strategy. Visium Asset Management, founded in 2005, is a registered investment adviser. As of December 31, 2013, Visium Asset Management managed approximately $5.4 billion in total assets.

The Manager and the Fund have obtained an exemptive order from the SEC that permits the Manager and Adviser to engage additional unaffiliated subadvisers, and to enter into and materially amend an existing or future subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board of Trustees, without obtaining shareholder approval. The initial sole shareholder of the Fund has approved the Fund’s use of this exemptive order.

Portfolio Managers of the Subadvisers

Cramer Rosenthal McGlynn, LLC

Jay Abramson, is the Chief Executive Officer and Chief Investment Officer. Mr. Abramson joined Cramer Rosenthal McGlynn in 1985.

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GAMCO Asset Management Inc.

Mario J. Gabelli, CFA, is the Chief Investment Officer-Value Portfolios of Gabelli and the Chairman and Chief Executive Officer of its parent company, GAMCO Investors, Inc. Mr. Gabelli is also an officer or director of other companies affiliated with GAMCO Investors, Inc. Mr. Gabelli founded Gabelli & Company, Inc. in 1977.

Good Hill Partners LP

Franklin J. Collins IV, is a Co-Chief Investment Officer and Managing Partner of Good Hill. Mr. Collins founded Good Hill in 2006.

Brant Brooks, is a Co-Chief Investment Officer and Partner of Good Hill. Mr. Brooks joined Good Hill in 2007.

Lazard Asset Management LLC

Jean-Daniel Malan, is a Director and Portfolio Manager/Analyst. Mr. Malan re-joined Lazard in 2008.

Matthew Bills, is a Director, Portfolio Manager/Analyst. Mr. Bills joined Lazard in 2005.

Levin Capital Strategies, L.P.

Samuel Hendel, is a Portfolio Manager and Securities Analyst. Mr. Hendel joined Levin Capital Strategies in 2009. Prior to joining the firm, he was a Senior Securities Analyst at another asset management firm.

John A. Levin, is the Chief Executive Officer and Senior Portfolio Manager. Mr. Levin founded Levin Capital Strategies in 2005.

Loeb Arbitrage Management LP

Gideon King, is the Chief Executive Officer and Chief Investment Officer. Mr. King joined Loeb in 1993.

Blaine Marder, is the Managing Director of Event Driven and Value investing. Mr. Marder joined Loeb in 2004.

Adam Weingarten, is the Director of Credit investing. Mr. Weingarten joined Loeb in 2011. Prior to joining the firm, he was a High Yield Credit Research Analyst at another asset management firm.

Brian Anderson, is the Director of Non-US Arbitrage and Special Situations. Mr. Anderson joined Loeb in 1999.

Brian Gottlieb, is the Director of US Arbitrage investing. Mr. Gottlieb joined Loeb in 2013. Prior to joining the firm, he was Principal and Portfolio Manager at a hedge fund.

Coleman Kennedy, is the Director of Event-Driven Healthcare and Biotech investing. Mr. Kennedy joined Loeb in 2012. Prior to joining the firm, he was an Associate at a major U.S. law firm.

Mackay Shields LLC

Dan Roberts, is a an Executive Managing Director, Senior Portfolio Manager and Head of the Global Fixed Income Division of MacKay Shields LLC. Mr. Roberts joined MacKay Shields in 2004.

Lou Cohen, is a Managing Director and Portfolio Manager. Mr. Cohen joined MacKay Shields in 2004.

Michael Kimble, is a Senior Managing Director and Portfolio Manager. Mr. Kimble joined MacKay Shields in 2004.

Taylor Wagenseil, is a Senior Managing Director and Portfolio Manager. Mr.Wagenseil joined MacKay Shields in 2004.

SLS Management, LLC

Scott Swid, is a Portfolio Manager, Managing Member and Senior Securities Analyst. Mr. Swid founded SLS Management, LLC in 1999.

Sound Point Capital Management, L.P.

Stephen Ketchum, is the Founder and Managing Partner. Mr. Ketchum founded Sound Point Capital in 2008. Prior to founding the firm, he was the Global Head of Media Investment and Corporate Banking for a large financial services firm.

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Visium Asset Management, LP

Francis Gallagher, is a Portfolio Manager. Mr. Gallagher has been a Portfolio Manager with Visium Asset Management for the past three years.

Peter Drippé, is a Portfolio Manager. Mr. Drippé has been a Portfolio Manager with Visium Asset Management for the past three years.

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Financial Highlights
Neuberger Berman Absolute Return Multi-Manager Fund—Institutional Class

The figures are from Absolute Return Multi-Manager Fund Institutional Class. All figures have been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

YEAR ENDED OCTOBER 31,		2012(1)	2013

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year		10.00	10.00
Plus:	Income from investment operations
	Net investment income (loss)(6)	(0.08)	(0.08)
	Net gains (losses)—realized and unrealized	0.08	1.00
	Subtotal: income (loss) from investment operations	—	0.92
Minus:	Distributions to shareholders
	Income dividends	—	0.02
	Net capital gain distributions	—	0.04
	Subtotal: distributions to shareholders	—	0.06
Equals:	Share price (NAV) at end of year	10.00	10.86
RATIOS (% OF AVERAGE NET ASSETS)

The ratios show the Fund’s expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement andor waiver and/or offset arrangements had not been in effect.(

Net expenses—actual		2.81(4)(7)	2.30
Net expenses (excluding expenses on securities sold short)—actual		2.45(4)(7)	2.01
Gross expenses(2)		7.86(4)(7)	2.89
Gross expenses (excluding expenses on securities sold short)—actual(2)		7.50(4)(7)	2.60
Expenses—actual(8)		—	2.30
Expenses (excluding expenses on securities sold short)—actual(8)		—	2.01
Net investment income (loss)—actual		(1.81)(4)(7)	(0.74)
OTHER DATA

Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		0.00(5)	9.19
Net assets at end of year (in millions of dollars)		33.2	324.3
Portfolio turnover rate (including securities sold short)(%)		270(5)	421
Portfolio turnover rate (excluding securities sold short)(%)		213(5)	330

(1)	Period from 5/15/2012 (beginning of operations) to 10/31/2012
(2)	Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the management fee.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not annualized.
(6)	Calculated based on the average number of shares outstanding during each fiscal period.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.
(8)	Shows what this ratio would have been if there had been no expense offset arrangements.

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Your Investment

Maintaining Your Account

Class R6 shares described in this prospectus generally are available only through investment providers, such as banks, brokerage firms, retirement plan administrators, and financial advisers. For certain institutional investors, shares of the Fund may be available directly from Neuberger Berman Management LLC (“NBM”).

Class R6 shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the investment provider), certain products managed by Neuberger Berman or funds in the Neuberger Berman family of funds and institutional investors if approved by NBM.

Class R6 shares generally are not available to retail non-retirement accounts, traditional individual retirement accounts (IRAs), Roth IRAs, Coverdell education savings accounts, SEPs, SARSEPs, SIMPLE IRAs, or individual 403(b) plans.

Eligible retirement plans generally may open an account and purchase Class R6 shares by contacting an investment provider authorized to sell the Fund’s shares. Class R6 shares may not be available through certain investment providers.

Plan participants who are considering an investment in the Fund should contact their employer, retirement plan administrator, or service agent that provides shareholder servicing, record keeping, account maintenance or other services for their retirement plan (“Plan Service Provider”) for details about the Fund that are available under their retirement plan and the procedures for buying and selling shares.

The Fund does not impose minimum purchase requirements for Class R6 shares. However, you should contact your Plan Service Provider to determine whether it imposes minimum purchase requirements.

The Fund does not issue certificates for shares.

For certain institutional investors, shares of the Fund may be available for purchase directly from NBM by regular, first class mail (Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403), by express delivery, registered mail, or certified mail (Neuberger Berman Funds, c/o State Street Bank and Trust Company, 30 Dan Road, Canton, MA 02021) or by wire, fax, telephone or exchange. Please call 800-866-6264 for an application and instructions.

Investment checks must be drawn on a U.S. bank. We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents. You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses. All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us.

If you bought shares directly from NBM, to sell shares send a letter signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions. If by regular, first class mail, send to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. If by express delivery, registered mail, or certified mail, send to Neuberger Berman Funds, c/o State Street Bank and Trust Company, 30 Dan Road, Canton, MA 02021. Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded. If you have a designated bank account on your application, you can request that we wire the proceeds to this account. You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH). Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

You can exchange an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

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■	both accounts must have the same registration
■	you will need to observe the minimum investment and minimum account balance requirements along with any other eligibility requirements for the fund accounts involved
■	because an exchange is treated as a sale of the exchanged shares for tax purposes, consider any tax consequences before placing your order.
The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. Contact your investment provider to see if it allows you to take advantage of the fund exchange program and for its policies to effect an exchange. Your ability to exchange to another fund in the fund family may be limited by the availability of a given fund in your retirement plan as determined by your Plan Service Provider.

Every buy or sell order will be processed at the next share price to be calculated after the order has been received in proper form. Purchase orders are deemed received in proper form when the Fund’s transfer agent has received payment for the shares. Redemption orders are deemed received in proper form when the Fund's transfer agent has received your order to sell Fund shares. In the case of certain institutional investors, Neuberger Berman Management LLC will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. These policies apply to the investment providers who invest in the Fund. Please contact your investment provider for its policies.

Under certain circumstances, the Fund reserves the right to:

■	suspend the offering of shares
■	reject any exchange or purchase order
■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
■	change, suspend, or revoke the exchange privilege
■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
■
suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (“Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

■	suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed
■
suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, the Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.
The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of the Fund’s shareholders as a whole.

Proceeds from the sale of shares. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed
■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.
If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

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Statements and confirmations. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

Investment Providers

Class R6 shares described in this prospectus may be purchased through certain investment providers, such as banks, brokerage firms, retirement plan administrators, and financial advisers.

The fees and policies outlined in this prospectus are set by the Fund and by NBM. However, most of the information you will need for managing your investment will come from your investment provider. This includes information on how to buy and sell Class R6 shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees that are in addition to those described in this prospectus.

A Plan Service Provider or an employee benefits office can provide plan participants with detailed information on how to participate in the plan, elect the Fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, plan participants should contact their Plan Service Provider or their employee benefits office.

Investment providers may provide some of the shareholder servicing and account maintenance services required by plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for Plan Service Providers to provide other investment or administrative services. Investment providers may charge plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, plans may charge plan participants for certain expenses, which are in addition to those described in this prospectus. These fees and additional amounts could reduce an investment return in Class R6 shares of the Fund.

Information Required from New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Share Prices

Because Class R6 shares of each Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund’s net asset value per share. Similarly, because the Fund does not charge fees for selling shares, your Fund pays you the full share price (net asset value) when you sell shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is generally open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

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The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been received in proper form (see “Maintaining Your Account” for information on placing orders). Check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it is possible that the Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received in proper form.

Share Price Calculations

The net asset value per share of each class of the Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of the Fund's portfolio securities changes every business day, its share price usually changes as well.

Equity securities (including securities issued by ETFs) held by the Fund generally are valued by one or more independent pricing services approved by the Board of Trustees at the last reported sale price or official closing price or, if there is no reported sale or official closing price, on the basis of market quotations. Debt securities (other than short-term securities) held by the Fund generally are valued by one or more independent pricing services approved by the Board of Trustees on the basis of market quotations. Short-term securities held by the Fund may be valued on the basis of amortized cost.

If a valuation for a security is not available from an independent pricing service or if Neuberger Berman Management LLC believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s net asset value calculation.

The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the Exchange closes. Significant events may include (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund's net asset value by such traders.

Distributions and Taxes

Distributions. The Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, the Fund makes any distributions once a year (in December). The Fund may make additional distributions, if necessary, to avoid income or excise taxes.

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Unless you designate otherwise, your income dividends and capital gain distributions from the Fund will be reinvested in additional Class R6 shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Class R6 shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application or contact the Fund in writing or by phone if you bought shares directly. If you use an investment provider, you must consult it about whether your income dividends and capital gain distributions will be reinvested in additional Class R6 shares of the Fund or paid to you in cash.

How distributions are taxed. Except for tax-advantaged retirement plans and other tax-exempt investors (collectively, “exempt investors”), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to qualified retirement plans generally are tax-free. Eventual withdrawals from retirement plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are treated for federal income tax purposes as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold that generated the gain, not on when you bought your shares of the Fund or whether you reinvested your distributions.

If, for any taxable year, the Fund distributes an amount that exceeds its taxable income and net realized gains for that year — which might result from, among other things, the difference between book and tax accounting treatment of certain derivatives and foreign currency transactions — that excess generally will be treated as a non-taxable return of capital, which will reduce your tax basis in your Fund shares. To the extent that excess is greater than your tax basis, it will be treated as gain from a sale of your shares (taxed as described below).

Shareholders should review any notice that accompanies payment of dividends or other distributions to determine whether any portion of the payment represents a return of capital rather than the Fund’s net profits.

How share transactions are taxed. When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. For certain individual shareholders, any capital gain recognized on a redemption or exchange of Fund shares that have been held for more than one year will qualify for maximum federal income tax rates that are lower than the rates for ordinary income.

Additional tax—An individual shareholder’s distributions from the Fund and gains recognized from the redemption of Fund shares are subject to a 3.8% federal tax to the extent the individual’s “net investment income” (which generally includes dividends, interest, and net gains from the disposition of investment property) is greater than the excess of his or her “modified adjusted gross income” over a specified threshold. This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. You should consult your own tax professional regarding the effect, if any, this provision may have on your investment in Fund shares.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares, and whether you owe federal alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you after the end of each calendar year. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

Backup Withholding

The Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from the Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

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If you use an investment provider, you must supply your signed taxpayer identification number form (generally Form W-9) to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money the Fund earns, either as net income or as net capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. Because of this, if you buy shares of the Fund just before it makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in the Fund through a tax-advantaged retirement plan or are otherwise an exempt investor, there are no current tax consequences to you from distributions.

Basis Determination and Reporting

Your basis in Fund shares acquired after December 31, 2011 (collectively, “Covered Shares”) will be determined in accordance with the Fund’s default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different method acceptable to the Internal Revenue Service. The basis determination method may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. The Fund must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares. See “Additional Tax Information” in the SAI for more information about the rules regarding basis determination and the Fund’s reporting obligation. You should consult with your tax professional to determine the best basis determination method for your tax situation and to obtain more information about how the basis determination law applies to you.

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with effective Fund management and adversely affect Fund performance in various ways, including by requiring a portfolio manager to liquidate portfolio holdings at a disadvantageous time or price, by increasing costs (such as brokerage costs) to the Fund by requiring a portfolio manager to effect more frequent purchases and sales of portfolio securities, and possibly by requiring a portfolio manager to keep a larger portion of Fund assets in cash, all of which could adversely affect the interests of long-term shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, or change, suspend or revoke the exchange privilege.

Neuberger Berman Management LLC applies the Fund’s policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

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Portfolio Holdings Policy

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at www.nb.com/holdings and are generally posted 15-30 days after the end of each calendar quarter.

The Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

The Fund uses a “multiple class” structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class R6 shares of the Fund.

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NEUBERGER BERMAN ALTERNATIVE FUNDS

Class R6 Shares

If you would like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about the Fund, including:
■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year or fiscal period
■	Fund performance data and financial statements
■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including:
■	various types of securities and practices, and their risks
■	investment limitations and additional policies
■	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Manager: Neuberger Berman Management LLC
Adviser: NB Alternative Investment Management LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Website: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington.  Call 202-551-8090 for information about the operation of the Public Reference Room.

The Fund’s current net asset value per share is made available at http://www.nb.com/performance

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2014 Neuberger Berman Management LLC. All rights reserved.

SEC File Number: 811-21715
N0392 04/14